UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Secretary

Westcore Trust

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.23%
Consumer Discretionary		18.48%
Auto Components		0.91%
BorgWarner Inc.**	9,600	$663,456

Hotels, Restaurants & Leisure		2.85%
Starwood Hotels & Resorts Worldwide Inc.	21,060	1,220,638
Wynn Resorts Ltd.	7,300	842,712
		2,063,350

Household Durables		1.25%
PulteGroup Inc.**	58,400	905,200

Internet & Catalog Retail		2.33%
Amazon.com Inc.**	6,650	1,691,228

Media		2.79%
CBS Corp. - Class B	19,874	722,022
Comcast Corp. - Class A	36,400	1,302,028
		2,024,050

Multiline Retail		1.23%
Target Corp.	14,100	894,927

Specialty Retail		4.46%
American Eagle Outfitters Inc.	25,100	529,108
Home Depot Inc.	28,238	1,704,728
TJX Companies Inc.	22,376	1,002,221
		3,236,057

Textiles, Apparel & Luxury Goods		2.66%
Under Armour Inc. - Class A**	17,500	977,025
VF Corp.	5,955	948,989
		1,926,014

Total Consumer Discretionary
(Cost $11,333,892)		13,404,282

Consumer Staples		3.38%
Beverages		1.28%
Fomento Economico Mexicano SAB de CV - ADR (Mexico)	10,100	928,998

Food & Staples Retailing		2.10%
Whole Foods Market Inc.	15,624	1,521,778

Total Consumer Staples
(Cost $1,909,241)		2,450,776

Energy		7.51%
Energy Equipment & Services		3.40%
Halliburton Co.	18,300	616,527
Noble Corp. (Switzerland)	21,965	785,908
Oceaneering International Inc.	19,185	1,059,971
		2,462,406

Oil, Gas & Consumable Fuels		4.11%
Cabot Oil & Gas Corp.	22,300	1,001,270
EOG Resources Inc.	10,945	1,226,387
Exxon Mobil Corp.	8,240	753,548
		2,981,205

Total Energy
(Cost $5,255,107)		5,443,611

Financials		8.44%
Capital Markets		1.14%
Affiliated Managers Group Inc.**	6,725	827,175

Commercial Banks		2.78%
US Bancorp	28,654	982,832
Wells Fargo & Co.	29,900	1,032,447
		2,015,279

Consumer Finance		1.61%
American Express Co.	20,500	$1,165,630

Diversified Financial Services		1.79%
JPMorgan Chase & Co.	32,100	1,299,408

Real Estate Investment Trusts (REITs)		1.12%
American Tower Corp.	11,404	814,132

Total Financials
(Cost $5,386,867)		6,121,624

Health Care		10.33%
Biotechnology		6.49%
Alexion Pharmaceuticals Inc.**	15,253	1,744,943
Biogen Idec Inc.**	9,612	1,434,399
Gilead Sciences Inc.**	23,000	1,525,590
		4,704,932

Health Care Providers & Services		2.31%
Express Scripts Holding Co.**	26,768	1,677,551

Pharmaceuticals		1.53%
Watson Pharmaceuticals Inc.**	13,000	1,107,080

Total Health Care
(Cost $5,890,286)		7,489,563

Industrials		10.48%
Aerospace & Defense		3.23%
Honeywell International Inc.	22,300	1,332,425
TransDigm Group Inc.**	7,138	1,012,668
		2,345,093

Electrical Equipment		1.49%
AMETEK Inc.	30,377	1,076,847

Industrial Conglomerates		2.77%
Carlisle Cos. Inc.	18,400	955,328
Danaher Corp.	19,135	1,055,295
		2,010,623

Machinery		1.95%
Caterpillar Inc.	16,450	1,415,358

Road & Rail		1.04%
Kansas City Southern	9,905	750,601

Total Industrials
(Cost $6,810,630)		7,598,522

Information Technology		34.07%
Communications Equipment		3.38%
QUALCOMM Inc.	39,291	2,455,295

Computers & Peripherals		13.18%
Apple Inc.	11,897	7,938,392
EMC Corp.**	59,300	1,617,111
		9,555,503

Internet Software & Services		7.71%
eBay Inc.**	30,800	1,491,028
Equinix Inc.**	3,495	720,145
Google Inc. - Class A**	2,445	1,844,752
IAC/InterActiveCorp.	10,385	540,643
LinkedIn Corp. - Class A**	8,275	996,310
		5,592,878

IT Services		4.56%
Accenture PLC - Class A (Ireland)	15,229	1,066,487
Alliance Data Systems Corp.**	8,100	1,149,795
Teradata Corp.**	14,430	1,088,166
		3,304,448

Semiconductors & Semiconductor Equipment		1.38%
Broadcom Corp. - Class A	29,000	1,002,820

Software		3.86%
Microsoft Corp.	75,454	$2,247,020
Synopsys Inc.**	16,700	551,434
		2,798,454

Total Information Technology
(Cost $14,646,750)		24,709,398

Materials		4.52%
Chemicals		4.52%
Ashland Inc.	14,100	1,009,560
CF Industries Holdings Inc.	5,100	1,133,424
FMC Corp.	20,530	1,136,951
		3,279,935

Total Materials
(Cost $2,654,210)		3,279,935

Telecommunication Services		1.02%
Wireless Telecommunication Services		1.02%
Crown Castle International Corp.**	11,500	737,150

Total Telecommunication Services
(Cost $641,387)		737,150

Total Common Stocks
(Cost $54,528,370)		71,234,861

MONEY MARKET MUTUAL FUNDS		1.68%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,217,280	1,217,280

Total Money Market Mutual Funds
(Cost $1,217,280)		1,217,280

Total Investments
(Cost $55,745,650)	99.91%	72,452,141

Other Assets in Excess of Liabilities	0.09%	66,700

Net Assets	100.00%	$72,518,841

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.24%
Consumer Discretionary		21.31%
Hotels, Restaurants & Leisure		2.10%
Starwood Hotels & Resorts Worldwide Inc.	43,600	$2,527,056

Household Durables		3.50%
DR Horton Inc.	147,700	3,048,528
Tempur-Pedic International Inc.**	38,700	1,156,743
		4,205,271

Leisure Equipment & Products		1.52%
Polaris Industries Inc.	22,600	1,827,662

Media		4.57%
Discovery Communications Inc. - Class A**	50,700	3,023,241
Sirius XM Radio Inc.**	951,600	2,474,160
		5,497,401

Multiline Retail		1.75%
Nordstrom Inc.	38,000	2,096,840

Specialty Retail		6.38%
Aaron's Inc.	39,200	1,090,152
Bed Bath & Beyond Inc.**	18,400	1,159,200
Chico's FAS Inc.	57,300	1,037,703
DSW Inc. - Class A	25,600	1,708,032
Express Inc.**	90,644	1,343,344
Sally Beauty Holdings Inc.**	52,900	1,327,261
		7,665,692

Textiles, Apparel & Luxury Goods		1.49%
Michael Kors Holdings Ltd. (British Virgin Islands)**	33,601	1,786,901

Total Consumer Discretionary
(Cost $23,426,243)		25,606,823

Consumer Staples		2.33%
Beverages		1.56%
Dr Pepper Snapple Group Inc.	42,000	1,870,260

Food & Staples Retailing		0.77%
The Fresh Market Inc.**	15,500	929,690

Total Consumer Staples
(Cost $2,526,241)		2,799,950

Energy		8.66%
Energy Equipment & Services		1.85%
Oil States International Inc.**	28,000	2,224,880

Oil, Gas & Consumable Fuels		6.81%
Concho Resources Inc.**	19,200	1,819,200
Pioneer Natural Resources Co.	29,600	3,090,240
Southwestern Energy Co.**	38,800	1,349,464
Whiting Petroleum Corp.**	40,600	1,923,628
		8,182,532

Total Energy
(Cost $10,268,316)		10,407,412

Financials		6.53%
Capital Markets		1.55%
Affiliated Managers Group Inc.**	15,200	1,869,600

Commercial Banks		2.23%
Zions Bancorporation	129,700	2,678,954

Thrifts & Mortgage Finance		2.75%
Ocwen Financial Corp.**	120,500	3,302,905

Total Financials
(Cost $5,818,267)		7,851,459

Health Care		19.77%
Biotechnology		6.48%
Cubist Pharmaceuticals Inc.**	29,200	$1,392,256
Onyx Pharmaceuticals Inc.**	45,200	3,819,400
Vertex Pharmaceuticals Inc.**	46,000	2,573,700
		7,785,356

Health Care Equipment & Supplies		6.22%
Sirona Dental Systems Inc.**	44,400	2,529,024
St. Jude Medical Inc.	64,900	2,734,237
Thoratec Corp.**	64,100	2,217,860
		7,481,121

Health Care Providers & Services		3.54%
DaVita Inc.**	19,050	1,973,770
HCA Holdings Inc.	68,500	2,277,625
		4,251,395

Life Sciences, Tools & Services		2.13%
Agilent Technologies Inc.	66,500	2,556,925

Pharmaceuticals		1.40%
Endo Health Solutions Inc.**	52,900	1,677,988

Total Health Care
(Cost $18,157,504)		23,752,785

Industrials		11.49%
Aerospace & Defense		1.33%
Spirit Aerosystems Holdings Inc. - Class A**	71,700	1,592,457

Machinery		4.21%
Ingersoll-Rand PLC (Ireland)	58,500	2,621,970
SPX Corp.	14,300	935,363
WABCO Holdings Inc.**	26,000	1,499,420
		5,056,753

Professional Services		1.13%
Equifax Inc.	29,200	1,360,136

Road & Rail		2.92%
Old Dominion Freight Line Inc.**	60,000	1,809,600
Ryder System Inc.	43,600	1,703,016
		3,512,616

Trading Companies & Distributors		1.90%
WESCO International Inc.**	40,000	2,288,000

Total Industrials
(Cost $13,665,184)		13,809,962

Information Technology		17.47%
Communications Equipment		0.98%
Palo Alto Networks Inc.**	19,200	1,182,144

Computers & Peripherals		1.04%
NetApp Inc.**	38,000	1,249,440

IT Services		3.73%
Gartner Inc.**	36,400	1,677,676
Jack Henry & Associates Inc.	24,000	909,600
Teradata Corp.**	25,200	1,900,332
		4,487,608

Semiconductors & Semiconductor Equipment		5.81%
Altera Corp.	41,200	1,400,182
Avago Technologies Ltd. (Singapore)	60,100	2,095,387
KLA-Tencor Corp.	32,800	1,564,724
LSI Corp.**	277,900	1,920,289
		6,980,582

Software		5.91%
Autodesk Inc.**	66,900	2,232,453
Red Hat Inc.**	44,800	2,550,912
TIBCO Software Inc.**	76,500	2,312,595
		7,095,960

Total Information Technology
(Cost $21,085,298)		$20,995,734

Materials		7.68%
Chemicals		7.68%
Albemarle Corp.	33,200	1,748,976
Cytec Industries Inc.	22,400	1,467,648
FMC Corp.	31,200	1,727,856
Rockwood Holdings Inc.	41,200	1,919,920
Westlake Chemical Corp.	32,400	2,367,144
		9,231,544

Total Materials
(Cost $6,928,498)		9,231,544

Total Common Stocks
(Cost $101,875,551)		114,455,669

MONEY MARKET MUTUAL FUNDS		4.19%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	5,037,197	5,037,197

Total Money Market Mutual Funds
(Cost $5,037,197)		5,037,197

Total Investments
(Cost $106,912,748)	99.43%	119,492,866

Other Assets in Excess of Liabilities	0.57%	687,002

Net Assets	100.00%	$120,179,868

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		93.71%
Consumer Discretionary		29.75%
Hotels, Restaurants & Leisure		4.56%
Starwood Hotels & Resorts Worldwide Inc.	242,100	$14,032,116

Household Durables		5.43%
DR Horton Inc.	811,000	16,739,040

Media		8.38%
Discovery Communications Inc. - Class A**	212,400	12,665,412
Sirius XM Radio Inc.**	5,060,936	13,158,434
		25,823,846

Multiline Retail		4.09%
Nordstrom Inc.	228,100	12,586,558

Specialty Retail		7.29%
Bed Bath & Beyond Inc.**	206,900	13,034,700
Express Inc.**	635,100	9,412,182
		22,446,882

Total Consumer Discretionary
(Cost $89,991,419)		91,628,442

Energy		6.20%
Oil, Gas & Consumable Fuels		6.20%
Pioneer Natural Resources Co.	182,900	19,094,760

Total Energy
(Cost $17,883,809)		19,094,760

Financials		5.26%
Commercial Banks		5.26%
Zions Bancorporation	783,700	16,187,323

Total Financials
(Cost $13,197,027)		16,187,323

Health Care		20.78%
Biotechnology		8.19%
Onyx Pharmaceuticals Inc.**	152,100	12,852,450
Vertex Pharmaceuticals Inc.**	221,100	12,370,545
		25,222,995

Health Care Equipment & Supplies		8.33%
St. Jude Medical Inc.	325,400	13,709,102
Thoratec Corp.**	345,200	11,943,920
		25,653,022

Life Sciences Tools & Services		4.26%
Agilent Technologies Inc.	341,100	13,115,295

Total Health Care
(Cost $57,481,306)		63,991,312

Industrials		11.57%
Aerospace & Defense		3.33%
Spirit Aerosystems Holdings Inc. - Class A**	461,800	10,256,578

Machinery		4.17%
Ingersoll-Rand PLC (Ireland)	286,817	12,855,138

Trading Companies & Distributors		4.07%
WESCO International Inc.**	219,100	12,532,520

Total Industrials
(Cost $35,154,599)		35,644,236

Information Technology		12.43%
IT Services		4.16%
Teradata Corp.**	169,800	12,804,618

Semiconductors & Semiconductor Equipment		4.10%
Avago Technologies Ltd. (Singapore)	362,200	$12,628,103

Software		4.17%
TIBCO Software Inc.**	424,800	12,841,704

Total Information Technology
(Cost $35,248,511)		38,274,425

Materials		7.72%
Chemicals		7.72%
Albemarle Corp.	209,100	11,015,388
Rockwood Holdings Inc.	273,700	12,754,420
		23,769,808

Total Materials
(Cost $25,160,605)		23,769,808

Total Common Stocks
(Cost $274,117,276)		288,590,306

MONEY MARKET MUTUAL FUNDS		2.26%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	350	350
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	6,976,486	6,976,486

Total Money Market Mutual Funds
(Cost $6,976,836)		6,976,836

Total Investments
(Cost $281,094,112)	95.97%	295,567,142

Other Assets in Excess of Liabilities	4.03%	12,405,475

Net Assets	100.00%	$307,972,617

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.31%
Basic Materials		3.45%
Forestry & Paper		3.45%
Ball Corp.	33,680	$1,425,001
International Paper Co.	24,750	898,920
		2,323,921

Total Basic Materials
(Cost $1,247,469)		2,323,921

Capital Goods		4.33%
Aerospace & Defense		2.89%
General Dynamics Corp.	12,900	852,948
Raytheon Co.	19,100	1,091,756
		1,944,704

Industrial Products		1.44%
Xylem Inc.	38,500	968,275

Total Capital Goods
(Cost $2,577,975)		2,912,979

Commercial Services		5.01%
Business Products & Services		2.51%
Quanta Services Inc.**	68,400	1,689,480

IT Services		0.79%
Accenture PLC - Class A (Ireland)	7,600	532,228

Transaction Processing		1.71%
The Western Union Co.	63,100	1,149,682

Total Commercial Services
(Cost $2,810,775)		3,371,390

Communications		1.19%
Telecomm Equipment & Solutions		1.19%
QUALCOMM Inc.	12,800	799,872

Total Communications
(Cost $561,508)		799,872

Consumer Cyclical		12.72%
Cable, Satellite & Telecomm Services		3.90%
DIRECTV**	23,200	1,217,072
DISH Network Corp. - Class A	46,000	1,408,060
		2,625,132

Department Stores		1.61%
Macy's Inc.	28,800	1,083,456

General Merchandise		4.20%
Wal-Mart Stores Inc.	38,300	2,826,540

Recreation & Leisure		1.57%
Mattel Inc.	29,800	1,057,304

Specialty Retail		1.44%
Lowe's Cos. Inc.	32,000	967,680

Total Consumer Cyclical
(Cost $6,458,480)		8,560,112

Consumer Staples		10.12%
Beverages: Non-Alcoholic		2.07%
Dr Pepper Snapple Group Inc.	31,300	1,393,789

Consumer Products		1.50%
Colgate-Palmolive Co.	9,400	1,007,868

Food & Agricultural Products		6.55%
Campbell Soup Co.	32,100	1,117,722
HJ Heinz Co.	26,700	1,493,865
Unilever N.V. (Netherlands)	50,600	1,795,288
		4,406,875

Total Consumer Staples
(Cost $5,777,197)		$6,808,532

Energy		15.50%
Exploration & Production		4.52%
Marathon Oil Corp.	39,400	1,165,058
Occidental Petroleum Corp.	21,780	1,874,387
		3,039,445

Integrated Oils		1.94%
Exxon Mobil Corp.	14,300	1,307,735

Oil Services		6.07%
Ensco PLC - Class A (United Kingdom)	24,400	1,331,264
National Oilwell Varco Inc.	19,600	1,570,156
Noble Corp. (Switzerland)	33,100	1,184,318
		4,085,738

Refining & Marketing		2.97%
HollyFrontier Corp.	22,400	924,448
Marathon Petroleum Corp.	19,650	1,072,693
		1,997,141

Total Energy
(Cost $7,521,778)		10,430,059

Interest Rate Sensitive		11.14%
Insurance & Real Estate Brokers		1.53%
AON PLC	19,700	1,030,113

Life & Health Insurance		1.35%
Prudential Financial Inc.	16,700	910,317

Property Casualty Insurance		4.29%
ACE Ltd. (Switzerland)	28,300	2,139,480
The Chubb Corp.	9,800	747,544
		2,887,024

Regional Banks		3.97%
PNC Financial Services Group Inc.	13,600	858,160
SunTrust Banks Inc.	29,800	842,446
Wells Fargo & Co.	28,100	970,293
		2,670,899

Total Interest Rate Sensitive
(Cost $6,271,750)		7,498,353

Medical/Healthcare		13.40%
Healthcare Services		1.91%
AmerisourceBergen Corp.	33,200	1,285,172

Pharmaceuticals		11.49%
Abbott Laboratories	28,750	1,971,100
Amgen Inc.	25,200	2,124,864
Forest Laboratories Inc.**	43,350	1,543,693
Pfizer Inc.	84,162	2,091,426
		7,731,083

Total Medical/Healthcare
(Cost $6,665,038)		9,016,255

Technology		14.46%
Computer Software		8.14%
Activision Blizzard Inc.	137,800	1,554,384
Microsoft Corp.	80,200	2,388,356
Symantec Corp.**	85,200	1,533,600
		5,476,340

PC's & Servers		4.71%
Dell Inc.	64,800	638,928
International Business Machines Corp.	12,200	2,530,890
		3,169,818

Semiconductors		1.61%
Avago Technologies Ltd. (Singapore)	31,200	1,087,788

Total Technology
(Cost $8,159,279)		$9,733,946

Transportation		2.75%
Railroads		2.75%
Union Pacific Corp.	15,600	1,851,720

Total Transportation
(Cost $962,539)		1,851,720

Utilities		3.24%
Independent Power		1.81%
Exelon Corp.	15,300	544,374
Public Service Enterprises Group Inc.	21,000	675,780
		1,220,154

Regulated Electric		1.43%
Edison International	21,100	964,059

Total Utilities
(Cost $1,905,331)		2,184,213

Total Common Stocks
(Cost $50,919,119)		65,491,352

MONEY MARKET MUTUAL FUNDS		2.70%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,818,938	1,818,938

Total Money Market Mutual Funds
(Cost $1,818,938)		1,818,938

Total Investments
(Cost $52,738,057)	100.01%	67,310,290

Liabilities in Excess of Other Assets	(0.01%)	(7,848)

Net Assets	100.00%	$67,302,442

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.94%
Basic Materials		6.73%
Chemicals		1.58%
Compass Minerals International Inc.	8,500	$634,015

Forestry & Paper		1.09%
International Paper Co.	12,000	435,840

Other Materials (Rubber & Plastic)		2.48%
Crown Holdings Inc.**	27,100	995,925

Precious Metals		1.58%
Hecla Mining Co.	96,700	633,385

Total Basic Materials
(Cost $1,550,199)		2,699,165

Capital Goods		4.74%
Electrical Equipment		2.07%
General Cable Corp.**	28,300	831,454

Industrial Products		2.67%
Avery Dennison Corp.	15,500	493,210
Xylem Inc.	22,900	575,935
		1,069,145

Total Capital Goods
(Cost $2,357,755)		1,900,599

Commercial Services		5.63%
Business Products & Services		4.17%
Quanta Services Inc.**	48,575	1,199,802
Xerox Corp.	64,581	474,025
		1,673,827

Environmental & Pollution Control		1.46%
Waste Connections Inc.	19,335	584,884

Total Commercial Services
(Cost $2,147,282)		2,258,711

Communications		2.31%
Telecomm Equipment & Solutions		2.31%
Plantronics Inc.	26,200	925,646

Total Communications
(Cost $913,819)		925,646

Consumer Cyclical		9.86%
Cable, Satellite & Telecomm Services		3.35%
DISH Network Corp. - Class A	43,950	1,345,310

Department Stores		4.88%
Dillard's Inc. - Class A	10,500	759,360
J.C. Penney Co. Inc.	20,050	487,014
Macy's Inc.	18,900	711,018
		1,957,392

Recreation & Leisure		1.63%
Mattel Inc.	18,400	652,832

Total Consumer Cyclical
(Cost $3,280,589)		3,955,534

Consumer Staples		5.52%
Beverages: Non-Alcoholic		2.13%
Dr Pepper Snapple Group Inc.	19,200	854,976

Food & Agricultural Products		3.39%
The J.M. Smucker Co.	7,250	625,893
Tyson Foods Inc. - Class A	45,650	731,313
		1,357,206

Total Consumer Staples
(Cost $1,704,372)		2,212,182

Energy		8.97%
Oil Services		5.94%
Ensco PLC - Class A (United Kingdom)	15,650	$853,864
Noble Corp. (Switzerland)	20,250	724,545
Tidewater Inc.	16,600	805,598
		2,384,007

Refining & Marketing		3.03%
HollyFrontier Corp.	29,400	1,213,338

Total Energy
(Cost $2,616,036)		3,597,345

Interest Rate Sensitive		17.92%
Insurance & Real Estate Brokers		2.30%
AON PLC	17,650	922,918

Life & Health Insurance		4.73%
Reinsurance Group of America Inc.	18,391	1,064,287
Unum Group	43,250	831,265
		1,895,552

Property Casualty Insurance		8.32%
Allied World Assurance Co. Holdings AG (Switzerland)	8,950	691,388
Alterra Capital Holdings Ltd. (Bermuda)	21,150	506,331
AXIS Capital Holdings Ltd. (Bermuda)	36,950	1,290,294
PartnerRe Ltd. (Bermuda)	11,440	849,763
		3,337,776

Regional Banks		2.57%
Comerica Inc.	13,250	411,413
SunTrust Banks Inc.	21,900	619,113
		1,030,526

Total Interest Rate Sensitive
(Cost $5,892,496)		7,186,772

Medical/Healthcare		8.07%
Healthcare Services		5.75%
AmerisourceBergen Corp.	20,450	791,619
Covance Inc.**	12,050	562,614
Omnicare Inc.	28,050	952,859
		2,307,092

Pharmaceuticals		2.32%
Forest Laboratories Inc.**	26,100	929,421

Total Medical/Healthcare
(Cost $2,936,634)		3,236,513

Real Estate Investment Trusts (REITs)		7.00%
Diversified & Specialty		1.02%
Rayonier Inc.	8,350	409,233

Healthcare		2.12%
Senior Housing Properties Trust	39,100	851,598

Multi-Family		1.38%
Home Properties Inc.	9,000	551,430

Office Properties		2.48%
Alexandria Real Estate Equities Inc.	8,000	588,160
Mack-Cali Realty Corp.	15,300	406,980
		995,140

Total Real Estate Investment Trusts (REITs)
(Cost $2,551,462)		2,807,401

Technology		9.15%
Computer Software		6.21%
Activision Blizzard Inc.	76,350	$861,228
Parametric Technology Corp.**	27,300	595,140
Symantec Corp.**	21,250	382,500
Synopsys Inc.**	19,800	653,796
		2,492,664

Semiconductors		2.94%
Avago Technologies Ltd. (Singapore)	23,450	817,584
Marvell Technology Group Ltd. (Bermuda)	39,400	360,510
		1,178,094

Total Technology
(Cost $3,484,861)		3,670,758

Utilities		12.04%
Gas Utilities		1.96%
UGI Corp.	24,805	787,559

Integrated Gas & Electric		1.84%
CenterPoint Energy Inc.	34,635	737,725

Regulated Electric		5.77%
Edison International	12,550	573,410
Great Plains Energy Inc.	33,950	755,727
Westar Energy Inc.	33,150	983,229
		2,312,366

Water Utilities		2.47%
American Water Works Co. Inc.	26,750	991,355

Total Utilities
(Cost $3,522,468)		4,829,005

Total Common Stocks
(Cost $32,957,973)		39,279,631

MONEY MARKET MUTUAL FUNDS		2.07%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	284	285
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	828,032	828,032

Total Money Market Mutual Funds
(Cost $828,317)		828,317

Total Investments
(Cost $33,786,290)	100.01%	40,107,948

Liabilities in Excess of Other Assets	(0.01%)	(2,667)

Net Assets	100.00%	$40,105,281

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		93.33%
Basic Materials		3.26%
Forestry & Paper		1.18%
KapStone Paper and Packaging Corp.**	25,700	$575,423

Precious Metals		2.08%
Hecla Mining Co.	155,500	1,018,525

Total Basic Materials
(Cost $1,197,583)		1,593,948

Capital Goods		4.67%
Electrical Equipment		2.01%
General Cable Corp.**	33,495	984,083

Engineering & Construction		1.23%
EMCOR Group Inc.	20,970	598,484

Industrial Products		1.43%
EnPro Industries Inc.**	19,400	698,594

Total Capital Goods
(Cost $1,628,004)		2,281,161

Commercial Services		4.08%
Business Products & Services		1.55%
Schawk Inc.	58,000	756,900

Distributors & Wholesalers		2.53%
Central Garden & Pet Co. - Class A**	102,300	1,235,784

Total Commercial Services
(Cost $1,771,894)		1,992,684

Communications		1.97%
Telecomm Equipment & Solutions		1.97%
Plantronics Inc.	27,200	960,976

Total Communications
(Cost $894,186)		960,976

Consumer Cyclical		13.26%
Clothing & Accessories		7.49%
ANN Inc.**	19,630	740,640
The Cato Corp. - Class A	29,400	873,474
The Childrens Place Retail Stores Inc.**	17,830	1,069,800
Perry Ellis International Inc.**	44,400	979,020
		3,662,934

Recreation & Leisure		3.35%
JAKKS Pacific Inc.	47,643	694,158
Steiner Leisure Ltd. (Bahamas)**	20,300	944,965
		1,639,123

Restaurants		1.63%
CEC Entertainment Inc.	26,400	795,168

Specialty Retail		0.79%
PEP Boys - Manny Moe & Jack	37,800	384,804

Total Consumer Cyclical
(Cost $4,778,487)		6,482,029

Consumer Staples		9.61%
Consumer Products		2.83%
Elizabeth Arden Inc.**	29,310	1,384,604

Food & Agricultural Products		4.25%
Calavo Growers Inc.	37,520	938,000
Cott Corp. (Canada)**	144,200	1,139,180
		2,077,180

Tobacco		2.53%
Schweitzer-Mauduit International Inc.	37,400	$1,233,826

Total Consumer Staples
(Cost $3,231,755)		4,695,610

Energy		4.66%
Exploration & Production		2.77%
Bill Barrett Corp.**	31,700	785,209
Halcon Resources Corp.**	78,053	572,127
		1,357,336

Oil Services		1.89%
Newpark Resources Inc.**	124,600	923,286

Total Energy
(Cost $2,608,574)		2,280,622

Interest Rate Sensitive		14.82%
Life & Health Insurance		3.58%
National Financial Partners Corp.**	74,000	1,250,600
StanCorp Financial Group Inc.	15,900	496,716
		1,747,316

Other Banks		5.46%
Associated Banc-Corp.	65,800	866,586
Berkshire Hills Bancorp Inc.	23,000	526,240
NBT Bancorp Inc.	33,500	739,345
PacWest Bancorp	23,010	537,744
		2,669,915

Property Casualty Insurance		4.49%
Allied World Assurance Co. Holdings AG (Switzerland)	10,800	834,300
Alterra Capital Holdings Ltd. (Bermuda)	39,510	945,869
Meadowbrook Insurance Group Inc.	54,082	415,891
		2,196,060

Specialty Finance		1.29%
Cash America International Inc.	16,400	632,548

Total Interest Rate Sensitive
(Cost $6,557,691)		7,245,839

Medical/Healthcare		15.43%
Healthcare Services		7.08%
LifePoint Hospitals Inc.**	25,900	1,108,002
PAREXEL International Corp.**	32,200	990,472
U.S. Physical Therapy Inc.	49,400	1,364,922
		3,463,396

Medical Products & Supplies		2.47%
Orthofix International N.V. (Netherlands)**	26,950	1,206,013

Pharmaceuticals		5.88%
Medicis Pharmaceutical Corp. - Class A	35,400	1,531,758
Myriad Genetics Inc.**	49,800	1,344,102
		2,875,860

Total Medical/Healthcare
(Cost $5,367,207)		7,545,269

Real Estate Investment Trusts (REITs)		5.32%
Hotels		1.22%
Chesapeake Lodging Trust	30,100	598,087

Multi-Family		1.80%
Associated Estates Realty Corp.	57,900	877,764

Office Industrial		1.21%
PS Business Parks Inc.	8,865	$592,359

Retail Properties		1.09%
Retail Opportunity Investments Corp.	41,300	531,531

Total Real Estate Investment Trusts (REITs)
(Cost $1,995,029)		2,599,741

Technology		13.08%
Computer Software		8.25%
Keynote Systems Inc.	49,200	712,416
Monotype Imaging Holdings Inc.	64,500	1,005,555
Net 1 UEPS Technologies Inc. (South Africa)**	60,100	543,905
Parametric Technology Corp.**	32,900	717,220
Take-Two Interactive Software Inc.**	101,100	1,054,473
		4,033,569

Electronic Equipment		1.32%
Belden Inc.	17,450	643,556

Semiconductor Cap Equipment		1.06%
Amkor Technology Inc.**	118,235	520,234

Semiconductors		2.45%
Cypress Semiconductor Corp.	49,700	532,784
Fairchild Semiconductor International Inc.**	50,600	663,872
		1,196,656

Total Technology
(Cost $6,977,695)		6,394,015

Transportation		1.67%
Trucking, Shipping & Air Freight		1.67%
Marten Transport Ltd.	46,600	818,762

Total Transportation
(Cost $947,500)		818,762

Utilities		1.50%
Regulated Electric		1.50%
El Paso Electric Co.	9,200	315,100
UNS Energy Corp.	10,000	418,600
		733,700

Total Utilities
(Cost $659,650)		733,700

Total Common Stocks
(Cost $38,615,255)		45,624,356

MONEY MARKET MUTUAL FUNDS		9.00%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	4,398,028	4,398,028

Total Money Market Mutual Funds
(Cost $4,398,028)		4,398,028

Total Investments
(Cost $43,013,283)	102.33%	50,022,384

Liabilities in Excess of Other Assets	(2.33%)	(1,140,684)

Net Assets	100.00%	$48,881,700

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Financial Statements.

WESTCORE SMALL-CAP VALUE FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.06%
Basic Materials		7.21%
Chemicals		3.14%
Compass Minerals International Inc.	89,330	$6,663,125
Innophos Holdings Inc.	69,300	3,360,357
		10,023,482

Forestry & Paper		2.17%
Buckeye Technologies Inc.	216,499	6,940,958

Precious Metals		1.02%
Hecla Mining Co.	499,300	3,270,415

Specialty Chemicals		0.88%
Cabot Corp.	77,358	2,828,982

Total Basic Materials
(Cost $19,676,722)		23,063,837

Capital Goods		4.84%
Aerospace & Defense Suppliers		2.42%
Cubic Corp.	99,778	4,994,886
Curtiss-Wright Corp.	83,761	2,738,985
		7,733,871

Electrical Equipment		2.42%
Actuant Corp. - Class A	111,900	3,202,578
Franklin Electric Co. Inc.	74,765	4,522,535
		7,725,113

Total Capital Goods
(Cost $12,927,516)		15,458,984

Commercial Services		4.66%
Business Products & Services		4.66%
The Brink's Co.	262,700	6,748,763
MAXIMUS Inc.	136,200	8,133,864
		14,882,627

Total Commercial Services
(Cost $11,312,802)		14,882,627

Communications		2.85%
Telecomm Equipment & Solutions		2.85%
Plantronics Inc.	258,293	9,125,492

Total Communications
(Cost $8,723,078)		9,125,492

Consumer Cyclical		12.67%
Apparel & Footwear Manufacturing		1.87%
The Jones Apparel Group Inc.	464,100	5,972,967

Clothing & Accessories		3.21%
The Finish Line Inc. - Class A	275,400	6,262,596
Stage Stores Inc.	189,110	3,982,657
		10,245,253

Consumer Durables		1.22%
The Toro Co.	98,400	3,914,352

Motor Vehicle Parts		1.66%
Cooper Tire & Rubber Co.	277,300	5,318,614

Other Consumer Services		1.43%
Regis Corp.	249,300	4,582,134

Restaurants		3.28%
Bob Evans Farms Inc.	155,411	6,081,232
CEC Entertainment Inc.	146,100	4,400,532
		10,481,764

Total Consumer Cyclical
(Cost $29,854,986)		40,515,084

Consumer Staples		6.06%
Food & Agricultural Products		1.75%
Sensient Technologies Corp.	151,900	$5,583,844

Grocery & Convenience		1.81%
Casey's General Stores Inc.	101,300	5,788,282

Tobacco		2.50%
Schweitzer-Mauduit International Inc.	242,500	8,000,075

Total Consumer Staples
(Cost $17,156,363)		19,372,201

Energy		6.13%
Exploration & Production		1.81%
Berry Petroleum Co. - Class A	142,600	5,793,838

Oil Services		4.32%
Bristow Group Inc.	127,600	6,450,180
Tidewater Inc.	151,301	7,342,638
		13,792,818

Total Energy
(Cost $18,703,954)		19,586,656

Interest Rate Sensitive		26.04%
Life & Health Insurance		4.24%
American Equity Investment Life Holding Co.	478,850	5,569,025
Protective Life Corp.	161,860	4,242,351
StanCorp Financial Group Inc.	119,300	3,726,932
		13,538,308

Other Banks		8.74%
Bank of the Ozarks Inc.	127,100	4,381,137
Community Bank System Inc.	146,500	4,129,835
Fulton Financial Corp.	581,500	5,733,590
Trustmark Corp.	173,300	4,218,122
Westamerica Bancorp	132,720	6,244,476
Wintrust Financial Corp.	86,212	3,238,985
		27,946,145

Property Casualty Insurance		7.04%
Alterra Capital Holdings Ltd. (Bermuda)	342,365	8,196,218
Aspen Insurance Holdings Ltd. (Bermuda)	173,600	5,293,064
Endurance Specialty Holdings Ltd. (Bermuda)	192,900	7,426,650
Kemper Corp.	52,000	1,596,920
		22,512,852

Specialty Finance		3.00%
Cash America International Inc.	150,460	5,803,242
GATX Corp.	89,445	3,796,046
		9,599,288

Thrifts		3.02%
Hatteras Financial Corp.	138,400	3,901,496
Washington Federal Inc.	98,200	1,637,976
Webster Financial Corp.	173,400	4,109,580
		9,649,052

Total Interest Rate Sensitive
(Cost $71,155,926)		83,245,645

Medical/Healthcare		8.95%
Healthcare Services		1.41%
Owens & Minor Inc.	151,276	4,520,127

Medical Products & Supplies		4.79%
Meridian Bioscience Inc.	256,375	4,917,272
West Pharmaceutical Services Inc.	195,600	10,380,492
		15,297,764

Pharmaceuticals		2.75%
Medicis Pharmaceutical Corp. - Class A	203,400	$8,801,118

Total Medical/Healthcare
(Cost $22,339,991)		28,619,009

Real Estate Investment Trusts (REITs)		7.01%
Diversified & Specialty		2.91%
CubeSmart	407,400	5,243,238
DuPont Fabros Technology Inc.	160,700	4,057,675
		9,300,913

Healthcare		1.35%
LTC Properties Inc.	135,785	4,324,752

Office Properties		2.75%
Brandywine Realty Trust	422,600	5,151,494
Government Properties Income Trust	155,400	3,636,360
		8,787,854

Total Real Estate Investment Trusts (REITs)
(Cost $20,800,112)		22,413,519

Technology		7.28%
Computer Software		2.37%
Blackbaud Inc.	166,988	3,994,353
Ebix Inc.	151,600	3,579,276
		7,573,629

Electronic Equipment		2.64%
Belden Inc.	117,016	4,315,550
CTS Corp.	277,300	2,792,411
Park Electrochemical Corp.	53,874	1,337,691
		8,445,652

Semiconductors		2.27%
Cypress Semiconductor Corp.	235,643	2,526,093
Intersil Corp. - Class A	540,533	4,729,664
		7,255,757

Total Technology
(Cost $21,252,620)		23,275,038

Utilities		4.36%
Regulated Electric		4.36%
El Paso Electric Co.	88,900	3,044,825
Portland General Electric Co.	252,430	6,825,707
UNS Energy Corp.	97,294	4,072,727
		13,943,259

Total Utilities
(Cost $12,325,509)		13,943,259

Total Common Stocks
(Cost $266,229,579)		313,501,351

MONEY MARKET MUTUAL FUNDS		2.33%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	7,448,243	7,448,243

Total Money Market Mutual Funds
(Cost $7,448,243)		7,448,243

Total Investments
(Cost $273,677,822)	100.39%	320,949,594

Liabilities in Excess of Other Assets	(0.39%)	(1,243,000)

Net Assets	100.00%	$319,706,594
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.
See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.48%
Basic Materials		6.78%
Chemicals		0.45%
Arabian American Development Co.**	1,151	$11,268

Forestry & Paper		1.14%
Neenah Paper Inc.	428	12,258
P.H. Glatfelter Co.	915	16,296
		28,554

Non-Ferrous Metals		0.48%
Horsehead Holding Corp.**	1,291	12,058

Other Materials (Rubber & Plastic)		2.26%
AEP Industries Inc.**	307	18,601
Intertape Polymer Group Inc. (Canada)**	3,138	21,558
Myers Industries Inc.	1,048	16,370
		56,529

Precious Metals		0.39%
Endeavour Silver Corp. (Canada)**	961	9,591

Specialty Chemicals		0.89%
Aceto Corp.	2,352	22,227

Steel		1.17%
Gibraltar Industries Inc.**	809	10,371
Handy & Harman Ltd.**	1,282	18,948
		29,319

Total Basic Materials
(Cost $134,468)		169,546

Capital Goods		7.04%
Electrical Equipment		0.32%
LSI Industries Inc.	1,176	7,926

Engineering & Construction		1.47%
Argan Inc.	1,217	21,237
Primoris Services Corp.	1,179	15,386
		36,623

Farm Equipment		0.54%
Alamo Group Inc.	400	13,512

Industrial Products		3.58%
DXP Enterprises Inc.**	437	20,876
Hardinge Inc.	1,069	10,957
Lydall Inc.**	1,216	17,133
Material Sciences Corp.**	1,776	16,233
Northwest Pipe Co.**	388	9,564
Standex International Corp.	334	14,846
		89,609

Machinery		0.82%
Cascade Corp.	375	20,528

Transportation Equipment & Parts		0.31%
Miller Industries Inc.	484	7,768

Total Capital Goods
(Cost $155,114)		175,966

Commercial Services		4.84%
Business Products & Services		3.57%
Asta Funding Inc.	1,848	17,353
Barrett Business Services Inc.	760	20,596
Electro Rent Corp.	799	14,134
Marlin Business Services Corp.	997	21,146
TASER International Inc.**	1,590	9,588
VSE Corp.	266	6,514
		89,331

Educational Services		1.01%
Capella Education Co.**	328	$11,500
The Providence Service Corp.**	1,063	13,808
		25,308

IT Services		0.26%
NCI Inc. - Class A**	928	6,385

Total Commercial Services
(Cost $85,488)		121,024

Communications		2.77%
Networking		0.51%
Extreme Networks Inc.**	3,833	12,802

Telecomm Equipment & Solutions		2.26%
Globecomm Systems Inc.**	817	9,110
Ituran Location and Control Ltd. (Israel)	649	7,567
Preformed Line Products Co.	151	8,201
Symmetricom Inc.**	2,362	16,463
Telular Corp.	1,525	15,097
		56,438

Total Communications
(Cost $68,541)		69,240

Consumer Cyclical		14.99%
Cable, Satellite & Telecomm Services		2.92%
Consolidated Communications Holdings Inc.	624	10,727
FairPoint Communications Inc.**	1,474	11,143
HickoryTech Corp.	1,374	14,537
IDT Corp. - Class B	1,284	13,187
Premiere Global Services Inc.**	1,108	10,360
USA Mobility Inc.	1,091	12,950
		72,904

Consumer Durables		0.59%
Bassett Furniture Industries Inc.	1,190	14,816

Homebuilders & Suppliers		0.77%
Beazer Homes USA Inc.**	1,586	5,630
Cavco Industries Inc.**	299	13,721
		19,351

Hotels & Gaming		0.43%
Multimedia Games Holding Co. Inc.**	686	10,791

Motor Vehicles		1.12%
America's Car-Mart Inc.**	375	17,051
Lithia Motors Inc. - Class A	331	11,026
		28,077

Other Consumer Services		0.25%
Bluegreen Corp.**	997	6,261

Recreation & Leisure		4.15%
Arctic Cat Inc.**	325	13,474
LeapFrog Enterprises Inc.**	1,413	12,745
Rick's Cabaret International Inc.**	1,560	12,917
Shuffle Master Inc.**	885	13,992
Sturm Ruger & Co. Inc.	346	17,124
Town Sports International Holdings Inc.**	1,550	19,173
Viad Corp.	686	14,310
		103,735

Restaurants		3.68%
AFC Enterprises Inc.**	730	17,958
Caribou Coffee Co. Inc.**	701	9,625
Denny's Corp.**	2,064	10,010
Fiesta Restaurant Group Inc.**	625	9,919
Kona Grill Inc.**	2,115	18,929
Red Robin Gourmet Burgers Inc.**	288	9,377
Ruth's Hospitality Group Inc.**	2,562	16,320
		92,138

Specialty Retail		1.08%
1-800-Flowers.com Inc. - Class A**	4,270	$15,927
Movado Group Inc.	325	10,959
		26,886

Total Consumer Cyclical
(Cost $306,892)		374,959

Consumer Staples		3.26%
Consumer Products		1.68%
Cyanotech Corp.**	3,213	18,957
Obagi Medical Products Inc.**	802	9,953
Prestige Brands Holdings Inc.**	771	13,076
		41,986

Drug Stores		0.26%
PetMed Express Inc.	643	6,456

Grocery & Convenience		1.32%
The Pantry Inc.**	1,236	17,984
Susser Holdings Corp.**	421	15,227
		33,211

Total Consumer Staples
(Cost $71,562)		81,653

Energy		5.60%
Alternative Energy		0.65%
Headwaters Inc.**	2,491	16,391

Exploration & Production		0.91%
Panhandle Oil and Gas Inc. - Class A	410	12,575
Vaalco Energy Inc.**	1,193	10,200
		22,775

Oil Services		3.59%
Basic Energy Services Inc.**	629	7,057
Bolt Technology Corp.	788	11,331
Dawson Geophysical Co.**	525	13,262
Gulf Island Fabrication Inc.	317	8,835
Mitcham Industries Inc.**	437	6,961
Natural Gas Services Group Inc.**	1,201	17,955
Pioneer Energy Services Corp.**	1,042	8,117
TGC Industries Inc.**	2,263	16,294
		89,812

Pipelines		0.45%
Crosstex Energy Inc.	797	11,182

Total Energy
(Cost $123,299)		140,160

Interest Rate Sensitive		25.03%
Other Banks		10.96%
Bank of Kentucky Financial Corp.	700	19,418
Banner Corp.	931	25,230
Cardinal Financial Corp.	1,225	17,518
First Community Bancshares Inc.	1,459	22,264
First Merchants Corp.	846	12,699
Hanmi Financial Corp.**	1,812	23,212
Heartland Financial USA Inc.	670	18,271
Peoples Bancorp Inc.	814	18,632
Pinnacle Financial Partners Inc.**	551	10,645
Provident New York Bancorp	2,283	21,483
Republic Bancorp Inc. - Class A	733	16,089
Southwest Bancorp Inc.**	1,243	13,487
Taylor Capital Group Inc.**	619	10,597
West Coast Bancorp	889	20,020
Wilshire Bancorp Inc.**	3,890	24,507
		274,072

Property Casualty Insurance		1.96%
American Safety Insurance Holdings Ltd. (Bermuda)**	579	10,822

Baldwin & Lyons Inc. - Class B	382	$9,134
Homeowners Choice Inc.	537	12,619
Stewart Information Services Corp.	815	16,414
		48,989

Regional Banks		1.58%
Centerstate Banks of Florida Inc.	1,966	17,537
Horizon Bancorp	763	21,806
		39,343

Securities & Asset Management		1.67%
Capital Southwest Corp.	102	11,419
Epoch Holding Corp.	408	9,425
Safeguard Scientifics Inc.**	578	9,069
Virtus Investment Partners Inc.**	138	11,868
		41,781

Specialty Finance		4.66%
Arbor Realty Trust Inc.	3,677	21,952
Federal Agricultural Mortgage Corp. - Class C	767	19,743
MCG Capital Corp.	4,270	19,685
Medallion Financial Corp.	1,083	12,790
NewStar Financial Inc.**	974	11,678
Nicholas Financial Inc.	1,080	13,943
NorthStar Realty Finance Corp.	2,643	16,809
		116,600

Thrifts		4.20%
BofI Holding Inc.**	754	19,642
First Financial Holdings Inc.	994	12,912
Great Southern Bancorp Inc.	671	20,741
Home Federal Bancorp Inc.	1,644	18,610
New York Mortgage Trust Inc.	1,811	12,767
Provident Financial Holdings Inc.	1,435	20,391
		105,063

Total Interest Rate Sensitive
(Cost $500,880)		625,848

Medical/Healthcare		14.74%
Healthcare Services		2.89%
Capital Senior Living Corp.**	1,203	17,407
Five Star Quality Care Inc.**	4,302	21,983
Metropolitan Health Networks Inc.**	1,381	12,899
Skilled Healthcare Group Inc. - Class A**	3,126	20,100
		72,389

Medical Products & Supplies		4.23%
AMAG Pharmaceuticals Inc.**	1,260	22,353
Anika Therapeutics Inc.**	632	9,493
Atrion Corp.	70	15,505
Kewaunee Scientific Corp.	1,371	15,643
Rochester Medical Corp.**	1,836	21,683
Trinity Biotech PLC - ADR (Ireland)	918	11,539
Young Innovations Inc.	242	9,462
		105,678

Medical Technology		0.37%
HealthStream Inc.**	330	9,392

Pharmaceuticals		7.25%
Affymax Inc.**	499	10,509
Array BioPharma Inc.**	2,479	14,527
BioCryst Pharmaceuticals Inc.**	2,553	10,825
Cumberland Pharmaceuticals Inc.**	3,117	20,136
Curis Inc.**	1,981	8,201
DUSA Pharmaceuticals Inc.**	1,420	9,642
Hi-Tech Pharmacal Co. Inc.**	314	10,396
Neurocrine Biosciences Inc.**	2,105	16,798
Optimer Pharmaceuticals Inc.**	659	9,305
OraSure Technologies Inc.**	1,244	13,833
QLT Inc. (Canada)**	1,056	8,226

Santarus Inc.**	737	$6,545
Sarepta Therapeutics Inc.**	437	6,787
SciClone Pharmaceuticals Inc.**	1,591	8,830
SIGA Technologies Inc.**	1,859	5,949
Spectrum Pharmaceuticals Inc.**	1,250	14,625
Threshold Pharmaceuticals Inc.**	847	6,132
		181,266

Total Medical/Healthcare
(Cost $295,312)		368,725

Real Estate Investment Trusts (REITs)		1.90%
Diversified & Specialty		0.63%
Winthrop Realty Trust	1,456	15,696

Multi-Family		0.61%
Associated Estates Realty Corp.	1,007	15,266

Retail Properties		0.66%
Agree Realty Corp.	650	16,568

Total Real Estate Investment Trusts (REITs)
(Cost $45,311)		47,530

Technology		9.52%
Computer Software		3.76%
American Software Inc. - Class A	1,104	9,009
ClickSoftware Technologies Ltd. (Israel)	1,161	8,940
Monotype Imaging Holdings Inc.	790	12,316
Net 1 UEPS Technologies Inc. (South Africa)**	1,834	16,598
RealNetworks Inc.**	2,522	20,983
SeaChange International Inc.**	1,012	7,944
TOP Image Systems Ltd. (Israel)**	4,770	18,221
		94,011

Electronic Equipment		2.72%
CalAmp Corp.**	2,689	22,077
Measurement Specialties Inc.**	376	12,400
Mesa Laboratories Inc.	201	9,724
MTS Systems Corp.	249	13,334
Zygo Corp.**	568	10,389
		67,924

Peripherals		0.62%
Datalink Corp.**	1,876	15,533

Semiconductor Cap Equipment		1.66%
Kopin Corp.**	2,706	10,175
Kulicke & Soffa Industries Inc.**	1,348	14,019
Photronics Inc.**	1,290	6,927
Rudolph Technologies Inc.**	997	10,469
		41,590

Semiconductors		0.76%
Integrated Silicon Solution Inc.**	1,077	9,973
IXYS Corp.**	907	8,997
		18,970

Total Technology
(Cost $225,618)		238,028

Transportation		1.03%
Airlines		0.47%
Hawaiian Holdings Inc.**	2,108	11,784

Trucking, Shipping & Air Freight		0.56%
Saia Inc.**	693	13,957

Total Transportation
(Cost $22,495)		25,741

Utilities		0.98%
Gas Utilities		0.58%
Chesapeake Utilities Corp.	306	$14,492

Independent Power		0.40%
Genie Energy Ltd. - Class B	1,384	9,923

Total Utilities
(Cost $22,504)		24,415

Total Common Stocks
(Cost $2,057,484)		2,462,835

MONEY MARKET MUTUAL FUNDS		2.70%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	29,965	29,965
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	37,430	37,430

Total Money Market Mutual Funds
(Cost $67,395)		67,395

Total Investments
(Cost $2,124,879)	101.18%	2,530,230

Liabilities in Excess of Other Assets	(1.18%)	(29,454)

Net Assets	100.00%	$2,500,776

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		94.93%
Consumer Discretionary		27.34%
Diversified Consumer Services		7.59%
MegaStudy Co. Ltd. (South Korea)	102,599	$6,831,164
Slater & Gordon Ltd. (Australia)	6,267,756	12,352,948
		19,184,112

Hotels, Restaurants & Leisure		0.46%
Domino's Pizza Group Ltd. (United Kingdom)	136,997	1,174,696

Household Durables		0.96%
Maisons France Confort (France)	73,840	2,426,288

Media		7.72%
CTS Eventim AG (Germany)	165,590	4,922,929
Pico Far East Holdings Ltd. (Hong Kong)	55,553,600	13,182,611
Rightmove PLC (United Kingdom)	55,689	1,410,053
		19,515,593

Specialty Retail		5.92%
Bonjour Holdings Ltd. (Hong Kong)	51,728,600	6,938,019
Ports Design Ltd. (Hong Kong)	10,382,306	8,020,326
		14,958,345

Textiles, Apparel & Luxury Goods		4.69%
Xtep International Holdings Ltd. (Hong Kong)	32,991,136	11,870,606

Total Consumer Discretionary
(Cost $75,131,479)		69,129,640

Consumer Staples		0.83%
Food & Staples Retailing		0.83%
Eurocash S.A. (Poland)	170,672	2,099,005

Total Consumer Staples
(Cost $1,334,907)		2,099,005

Financials		11.07%
Capital Markets		2.62%
Azimut Holding S.p.A. (Italy)	522,070	6,021,201
Treasury Group Ltd. (Australia)	141,953	597,827
		6,619,028

Diversified Financial Services		5.14%
IG Group Holdings PLC (United Kingdom)	1,651,176	11,891,816
London Capital Group Holdings PLC (United Kingdom)	1,067,818	1,103,563
		12,995,379

Thrifts & Mortgage Finance		3.31%
Home Capital Group Inc. (Canada)	160,271	8,386,065

Total Financials
(Cost $26,108,806)		28,000,472

Health Care		2.13%
Life Sciences Tools & Services		1.15%
EPS Co. Ltd. (Japan)	1,010	2,892,555

Pharmaceuticals		0.98%
China Medical System Holdings Ltd. (Cayman Islands)	4,752,500	2,482,267

Total Health Care
(Cost $4,425,469)		$5,374,822

Industrials		38.71%
Commercial Services & Supplies		19.30%
Aeon Delight Co. Ltd. (Japan)	417,400	9,204,836
Credit Corp. Group Ltd. (Australia)	1,909,771	12,599,211
Mears Group PLC (United Kingdom)	2,213,663	10,116,211
Mitie Group PLC (United Kingdom)	1,605,060	7,550,083
Prestige International Inc. (Japan)	807,890	9,317,030
		48,787,371

Construction & Engineering		7.96%
Cardno Ltd. (Australia)*	1,582,363	11,900,058
Morgan Sindall Group PLC (United Kingdom)	765,967	8,237,667
		20,137,725

Machinery		4.06%
Andritz AG (Austria)	141,002	7,985,245
Duro Felguera S.A. (Spain)	151,059	924,003
Metka S.A. (Greece)	148,849	1,365,728
		10,274,976

Professional Services		4.28%
ITE Group PLC (United Kingdom)	2,303,436	7,666,093
SAI Global Ltd. (Australia)	716,574	3,151,606
		10,817,699

Trading Companies & Distributors		3.11%
Indutrade AB (Sweden)	264,713	7,858,214

Total Industrials
(Cost $75,097,469)		97,875,985

Information Technology		14.85%
Electronic Equipment & Components		2.48%
Diploma PLC (United Kingdom)	818,009	6,278,355

Internet Software & Services		9.00%
DeNA Co. Ltd. (Japan)	280,700	9,323,096
Gree Inc. (Japan)	311,900	5,711,239
SMS Co. Ltd. (Japan)	3,497	7,707,381
		22,741,716

IT Services		2.79%
Wirecard AG (Germany)	306,980	7,049,439

Software		0.58%
Simplex Holdings Inc. (Japan)	4,429	1,469,901

Total Information Technology
(Cost $30,458,306)		37,539,411

Total Common Stocks
(Cost $212,556,436)		240,019,335

MONEY MARKET MUTUAL FUNDS		4.52%
Fidelity Institutional Money Market Government Portfolio - Class I | (7 Day Yield 0.010%)	11,428,179	11,428,179

Total Money Market Mutual Funds
(Cost $11,428,179)		11,428,179

Total Investments
(Cost $223,984,615)	99.45%	251,447,514

Other Assets in Excess of Liabilities	0.55%	1,389,864

Net Assets	100.00%	$252,837,378

Westcore International Small-Cap Fund
Country Breakdown as of September 30, 2012 (Unaudited)
Country	Market Value	%
United Kingdom	$55,428,537	21.92%
Japan	45,626,038	18.05%
Australia	40,601,650	16.06%
Hong Kong	40,011,562	15.82%
Germany	11,972,368	4.73%
United States	11,428,179	4.52%
Canada	8,386,065	3.32%
Austria	7,985,245	3.16%
Sweden	7,858,214	3.11%
South Korea	6,831,164	2.70%
Italy	6,021,201	2.38%
Cayman Islands	2,482,267	0.98%
France	2,426,288	0.96%
Poland	2,099,005	0.83%
Greece	1,365,728	0.54%
Spain	924,003	0.37%
Total Investments	251,447,514	99.45%
Other Assets in Excess of Liabilities	1,389,864	0.55%
Net Assets	$252,837,378	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

*	All or a portion of the security is pledged as collateral on forward foreign currency contracts as of September 30, 2012.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	17,752,699	Sale	12/21/2012	$18,383,275	$18,280,920	$102,355
CAD	8,391,790	Sale	12/21/2012	8,588,808	8,519,307	69,501
JPY	1,690,538,155	Purchase	12/21/2012	21,508,666	21,682,463	173,797
NZD	2,444,803	Purchase	12/21/2012	2,014,000	2,014,727	727
PLN	6,715,943	Sale	12/21/2012	2,104,004	2,076,205	27,799
						$374,179

CHF	9,774,991	Purchase	12/21/2012	$10,551,360	$10,410,134	$(141,226)
DKK	27,902,066	Purchase	12/21/2012	4,898,832	4,818,776	(80,056)
EUR	16,876,996	Purchase	12/21/2012	22,064,984	21,708,347	(356,637)
GBP	228,506	Purchase	12/21/2012	371,079	368,904	(2,175)
HKD	272,336,798	Sale	12/21/2012	35,116,353	35,123,231	(6,878)
ILS	8,553,438	Purchase	12/21/2012	2,186,467	2,175,598	(10,869)
KRW	6,515,036,500	Sale	12/21/2012	5,791,401	5,837,123	(45,722)
NOK	39,142,449	Purchase	12/21/2012	6,831,524	6,810,895	(20,629)
SEK	3,664,736	Sale	12/21/2012	556,125	556,488	(363)
SGD	8,827,866	Purchase	12/21/2012	7,211,484	7,193,338	(18,146)
						$(682,701)

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
EXCHANGE TRADED FUNDS		1.03%
SPDR Barclays Capital High Yield Bond ETF	25,225	$1,014,549

Total Exchange Traded Funds
(Cost $1,002,176)		1,014,549

CONVERTIBLE PREFERRED STOCKS		1.32%
Utilities		1.32%
Utilities		1.32%
AES Trust III,
6.750%, 10/15/2029	26,100	1,300,824

Total Utilities
(Cost $1,140,080)		1,300,824

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,300,824

NONCONVERTIBLE PREFERRED STOCKS		5.31%
Financials		5.31%
Real Estate Investment Trusts (REITs)		5.31%
Diversified (REITs)		2.12%
Cousins Properties Inc.:
7.500%	17,000	428,400
7.750%	25,000	635,000
National Retail Properties Inc.,
6.625%	39,000	1,022,970
		2,086,370

Storage (REITs)		1.48%
Public Storage:
6.450%	6,900	172,845
6.350%	47,150	1,290,496
		1,463,341

Warehouse-Industrial (REITs)		1.71%
CenterPoint Properties Trust,
5.377%(1)(2)	3,015	1,688,400

Total Financials
(Cost $5,783,856)		5,238,111

Total Nonconvertible Preferred Stocks
(Cost $5,783,856)		5,238,111

	Principal Amount	Market Value
CORPORATE BONDS		85.26%
Financials		10.46%
Financial Services		0.24%
Emigrant Capital Trust II - 144A,
3.069%, 4/14/2034(2)(3)	$500,000	237,635

Insurance		1.18%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,166,782

Savings & Loans		0.65%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	645,000

Real Estate Investment Trusts (REITs)		8.39%
Data Center (REITs)		2.25%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	2,000,000	2,215,000

Healthcare (REITs)		2.25%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	$2,000,000	$2,220,000

Hotels (REITs)		2.24%
Host Hotels & Resorts LP:
5.875%, 6/15/2019	1,500,000	1,657,500
6.000%, 11/1/2020	500,000	555,000
		2,212,500

Timber (REITs)		1.65%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	1,627,500

Total Financials
(Cost $10,757,556)		10,324,417

Industrials		72.49%
Aerospace & Defense		1.41%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,250,000	1,393,750

Airlines		0.12%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	44,656	45,102
Continental Airlines Inc.,
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	68,296	72,394
		117,496

Auto Parts & Equipment		0.55%
Tenneco Inc.,
7.750%, 8/15/2018	500,000	546,250

Autos		2.49%
DPH Holdings Corp.:
6.500%, 5/1/2009**(1)(4)	1,375,000	12,031
8.250%, 10/15/2033**(1)(4)	1,015,000	0
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	2,144,000	2,449,520
		2,461,551

Broadcasting		1.13%
Sinclair Television Group Inc. - 144A,
9.250%, 11/1/2017(3)	1,000,000	1,112,500

Building Materials		1.66%
USG Corp. - 144A,
8.375%, 10/15/2018(3)	1,500,000	1,635,000

Cable		1.16%
Virgin Media Finance PLC (Great Britain),
8.375%, 10/15/2019	1,000,000	1,142,500

Chemicals		0.81%
Polymer Group Inc.,
7.750%, 2/1/2019	750,000	802,500

Commercial Services		5.46%
Aramark Corp.,
8.500%, 2/1/2015	1,500,000	1,537,515
Corrections Corp. of America,
7.750%, 6/1/2017	1,500,000	1,616,250
Iron Mountain Inc.:
7.750%, 10/1/2019	500,000	565,000
8.375%, 8/15/2021	1,500,000	1,668,750
		5,387,515

Consumer Products		1.92%
Jarden Corp.,
6.125%, 11/15/2022	$1,750,000	$1,898,750

Consumer Services		1.98%
Service Corp. International:
6.750%, 4/1/2016	500,000	561,250
7.000%, 5/15/2019	1,250,000	1,387,500
		1,948,750

Energy-Non Utility		15.26%
Denbury Resources Inc.,
6.375%, 8/15/2021	1,500,000	1,635,000
Forest Oil Corp.,
7.250%, 6/15/2019	2,100,000	2,094,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	2,000,000	2,175,000
Plains Exploration & Production Co.:
6.125%, 6/15/2019	2,000,000	2,025,000
8.625%, 10/15/2019	250,000	280,000
Range Resources Corp.:
5.750%, 6/1/2021	1,750,000	1,890,000
5.000%, 8/15/2022	1,000,000	1,056,250
Southwestern Energy Co.,
7.500%, 2/1/2018	1,410,000	1,702,279
Tesoro Corp.:
9.750%, 6/1/2019	1,000,000	1,162,500
5.375%, 10/1/2022	1,000,000	1,032,500
		15,053,279

Healthcare		4.49%
DaVita Inc.,
6.625%, 11/1/2020	1,500,000	1,610,625
HCA Inc.,
7.875%, 2/15/2020	2,500,000	2,821,875
		4,432,500

Leasing		0.60%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(3)	575,000	587,097

Leisure		10.53%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	336,000	216,300
10.000%, 12/15/2018	1,028,000	678,480
MGM Mirage Resort Inc.,
10.375%, 5/15/2014	1,500,000	1,695,000
Penn National Gaming Inc.,
8.750%, 8/15/2019	1,775,000	1,996,875
Premier Ent. Biloxi,
0.000%, 2/1/2012**(1)(4)	250,000	0
Royal Caribbean Cruises Ltd. (Liberia),
6.875%, 12/1/2013	500,000	528,750
Speedway Motorsports Inc.:
8.750%, 6/1/2016	1,000,000	1,086,250
6.750%, 2/1/2019	753,000	803,828
Starwood Hotels & Resorts Worldwide Inc.,
7.150%, 12/1/2019	760,000	930,596
Vail Resorts Inc.,
6.500%, 5/1/2019	2,250,000	2,458,125
		10,394,204

Metals & Mining		0.47%
FMG Resources August 2006 Pty Ltd. - 144A (Australia),
6.875%, 2/1/2018(3)	500,000	466,875

Other Industrials		3.21%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	2,000,000	2,140,000
Mueller Water Products Inc.,
8.750%, 9/1/2020	$902,000	$1,023,770
		3,163,770

Packaging & Containers		4.58%
Ball Corp.,
5.750%, 5/15/2021	2,025,000	2,192,063
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	2,075,000	2,324,000
		4,516,063

Paper & Forestry		0.90%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(3)	850,000	888,250

Pharmaceuticals		0.14%
Eszopiclone Royalty SUB LLC - 144A,
Series IV, 12.000%, 3/15/2014(1)(3)	135,694	135,694

Retail		3.44%
Limited Brands Inc.:
7.000%, 5/1/2020	1,250,000	1,425,000
6.625%, 4/1/2021	750,000	855,000
Sally Holdings LLC / Sally Capital Inc.,
6.875%, 11/15/2019	1,000,000	1,117,500
Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2099**(1)(4)	2,150,000	0
		3,397,500

Technology		2.78%
Amkor Technology Inc.,
7.375%, 5/1/2018	500,000	522,500
Fidelity National Information Services Inc.:
7.625%, 7/15/2017	1,250,000	1,375,000
7.875%, 7/15/2020	750,000	841,875
		2,739,375

Telecomm & Related		4.79%
Frontier Communications Corp.,
8.500%, 4/15/2020	2,250,000	2,553,750
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(1)(3)	1,827,058	2,171,568
		4,725,318

Textiles, Apparel & Luxury Goods		1.93%
Hanesbrands Inc.,
6.375%, 12/15/2020	1,750,000	1,907,500

Transportation		0.68%
Gulfmark Offshore Inc. - 144A,
6.375%, 3/15/2022(3)	645,000	670,800

Total Industrials
(Cost $69,272,803)		71,524,787

Utilities		2.31%
Utilities		2.31%
Calpine Corp Escrow,
8.750%, 7/15/2013**(1)(4)	200,000	0
Calpine Corp. - 144A,
7.500%, 2/15/2021(3)	2,000,000	2,170,000
Indianapolis Power & Light Co. - 144A,
6.300%, 7/1/2013(3)	100,000	104,137
		2,274,137

Total Utilities
(Cost $2,151,588)		2,274,137

Total Corporate Bonds
(Cost $82,181,947)		84,123,341

COMMERCIAL MORTGAGE-BACKED SECURITIES & RESIDENTIAL MORTGAGE-BACKED SECURITIES		2.18%
Commercial Mortgage-Backed Securities		1.83%
Adams Outdoor Advertising LP - 144A,
10.756%, 12/20/2017(3)(5)	$700,000	$760,213
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(3)(5)	1,000,000	1,050,110
		1,810,323

Total Commercial Mortgage-Backed Securities
(Cost $1,700,000)		1,810,323

Residential Mortgage-Backed Securities		0.35%
Residential Funding Mortgage Securities II Home Loan Trust,
Series 2002-HS2, Class M1, 5.980%, 1/25/2032(6)	336,312	340,282

Total Residential Mortgage-Backed Securities
(Cost $337,245)		340,282

Total Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities
(Cost $2,037,245)		2,150,605

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		4.69%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	4,631,416	4,631,416

Total Money Market Mutual Funds
(Cost $4,631,416)		4,631,416

Total Investments
(Cost $96,776,720)	99.79%	98,458,846

Other Assets in Excess of Liabilities	0.21%	206,008

Net Assets	100.00%	$98,664,854

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of September 30, 2012 these securities represented 4.06% of the Fund's net assets.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	$700,000	$760,213	0.77%
Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	549,197	587,097	0.60%	^
Calpine Corp.	7.500%	2/15/2021	10/18/2010 - 2/2/2012	2,051,608	2,170,000	2.20%	^
Emigrant Capital Trust II	3.069%	4/14/2034	8/11/2004	497,983	237,635	0.24%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/2014	7/29/2005	135,694	135,694	0.14%
FMG Resources August 2006 Pty Ltd.	6.875%	2/1/2018	11/30/2011	468,733	466,875	0.47%	^
GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	1,000,000	1,050,110	1.06%
Gulfmark Offshore Inc.	6.375%	3/15/2022	9/26/2012	669,550	670,800	0.68%
Indianapolis Power & Light Co.	6.300%	7/1/2013	7/30/2003	99,979	104,137	0.10%	^
Sinclair Television Group Inc.	9.250%	11/1/2017	11/15/2011 - 11/17/2011	1,073,946	1,112,500	1.13%	^
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	1,624,176	2,171,568	2.20%
USG Corp.	8.375%	10/15/2018	11/9/2010 - 10/25/2011	1,453,559	1,635,000	1.66%	^
West Fraser Timber Co. Ltd.	5.200%	10/15/2014	7/20/2009 - 8/3/2009	763,995	888,250	0.90%	^
				$11,088,420	$11,989,879	12.15%

^

144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees.  Such securities represent 7.06% of the Fund's net assets as of September 30, 2012.

(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2012.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.24%
Financials		0.20%
Financial Services		0.06%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$1,074,375

Real Estate Investment Trusts (REITs)		0.14%
Apartments (REITs)		0.01%
Cousins Properties Inc.,
7.500%	10,300	259,560

Warehouse-Industrial (REITs)		0.13%
CenterPoint Properties Trust,
5.377%(1)(3)	3,900	2,184,000

Total Financials
(Cost $5,591,577)		3,517,935

Utilities		0.04%
Utilities		0.04%
Southern California Edison,
5.349%(1)	7,638	772,870

Total Utilities
(Cost $763,800)		772,870

Total Nonconvertible Preferred Stocks
(Cost $6,355,377)		4,290,805

	Principal Amount	Market Value
CORPORATE BONDS		48.03%
Financials		14.60%
Financial Services		7.10%
BB&T Corp.:
3.200%, 3/15/2016	$8,975,000	9,648,673
6.850%, 4/30/2019	4,150,000	5,328,442
Capital One Financial Corp.,
4.750%, 7/15/2021	6,700,000	7,621,900
City National Corp.,
5.250%, 9/15/2020	16,475,000	17,913,202
Emigrant Capital Trust II - 144A,
3.069%, 4/14/2034(1)(2)	850,000	403,979
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,625
First Horizon National Corp.,
5.375%, 12/15/2015	12,525,000	13,713,096
FMR Corp. - 144A,
7.490%, 6/15/2019(2)	5,000,000	6,098,780
KeyCorp,
5.100%, 3/24/2021	12,075,000	14,148,362
PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	16,008,219
The Toronto-Dominion Bank (Canada),
2.500%, 7/14/2016	12,000,000	12,701,880
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,544,540
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	16,528,789
		123,685,487

Insurance		1.27%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,489,185
OneBeacon U.S. Holdings Inc.,
5.875%, 5/15/2013	4,858,000	4,973,859
PartnerRe Finance B LLC,
5.500%, 6/1/2020	$9,700,000	$10,712,670
Prudential Financial,
Series MTNB, 4.346%, 5/12/2015	620,768	634,021
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	200,000	233,356
		22,043,091

Leasing		0.34%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(2)	5,725,000	5,845,449
Savings & Loans		0.22%
Washington Mutual Bank:
5.550%, 6/16/2010**(4)	7,100,000	2,289,750
2.969%, 6/16/2010**(4)	5,000,000	1,612,500
		3,902,250

Real Estate Investment Trusts (REITs)		5.67%
Cell Tower (REITs) American Tower Corp.,		0.23%

7.250%, 5/15/2019	3,350,000	4,095,174

Data Center (REITs)		0.64%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	10,075,000	11,158,062
Diversified (REITs)		1.05%
National Retail Properties Inc.,
5.500%, 7/15/2021	825,000	938,693
Washington REIT:
4.950%, 10/1/2020	13,825,000	15,253,952
3.950%, 10/15/2022	2,025,000	2,056,388
		18,249,033

Healthcare (REITs)		0.66%
Healthcare Realty Trust Inc.,
5.125%, 4/1/2014	3,125,000	3,288,881
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	7,430,000	8,247,300
		11,536,181

Hotels (REITs)		0.49%
Host Hotels & Resorts LP:
5.875%, 6/15/2019	2,100,000	2,320,500
6.000%, 11/1/2020	5,575,000	6,188,250
		8,508,750

Industrials (REITs)		0.51%
ProLogis LP:
7.625%, 8/15/2014	6,970,000	7,652,022
7.625%, 7/1/2017	1,100,000	1,310,895
		8,962,917

Regional Malls (REITs)		0.78%
Simon Property Group LP:
6.100%, 5/1/2016	6,025,000	6,957,134
7.375%, 6/15/2018	2,868,000	3,670,919
10.350%, 4/1/2019	2,050,000	2,954,331
		13,582,384

Shopping Centers (REITs)		0.16%
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,092,541
6.640%, 7/15/2026	545,000	616,423
		2,708,964

Timber (REITs)		1.15%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,646,425
Potlatch Corp.,
7.500%, 11/1/2019	$15,996,000	$17,355,660
		20,002,085

Total Financials
(Cost $243,233,987)		254,279,827

Industrials		28.06%
Aerospace & Defense		0.10%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,550,000	1,728,250

Autos		0.76%
BMW US Capital Inc. - 144A,
5.730%, 11/1/2015(2)(3)	12,000,000	13,202,280
DPH Holdings Corp.,
6.500%, 5/1/2009**(3)(4)	1,000,000	8,750
		13,211,030

Broadcasting		0.04%
Sinclair Television Group Inc. - 144A,
9.250%, 11/1/2017(2)	600,000	667,500

Building Materials		0.53%
USG Corp. - 144A,
8.375%, 10/15/2018(2)	8,400,000	9,156,000

Cable & Media		1.81%
CBS Corp.,
8.875%, 5/15/2019	11,675,000	15,672,298
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,459,302
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	9,735,000	11,315,779
WPP Finance 2010 (United Kingdom),
3.625%, 9/7/2022	1,000,000	1,009,634
		31,457,013

Chemicals		0.56%
Potash Corp. of Saskatchewan Inc. (Canada),
6.500%, 5/15/2019	7,625,000	9,774,655

Commercial Services		0.48%
Iron Mountain Inc.,
7.750%, 10/1/2019	7,425,000	8,390,250

Consumer Products		0.31%
Jarden Corp.,
6.125%, 11/15/2022	5,000,000	5,425,000

Energy-Non Utility		6.11%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	6,694,643
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	16,080,000	16,870,171
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,306,451
Forest Oil Corp.,
7.250%, 6/15/2019	12,460,000	12,428,850
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	5,823,067
Pride International Inc.:
8.500%, 6/15/2019	2,925,000	3,873,870
6.875%, 8/15/2020	7,575,000	9,606,380
Range Resources Corp.,
5.750%, 6/1/2021	11,225,000	12,123,000
Southwestern Energy Co.,
7.500%, 2/1/2018	10,520,000	12,700,691
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	100,042
7.000%, 10/15/2028	9,775,000	13,119,800

Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	$5,725,000	$6,658,467
Valero Energy Corp.,
6.125%, 6/15/2017	4,000,000	4,846,148
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	171,000	174,106
		106,325,686

Food & Beverages		4.10%
Anheuser-Busch Companies Inc. (Belgium),
5.050%, 10/15/2016	8,030,000	9,284,157
Anheuser-Busch InBev Worldwide Inc. (Belgium),
7.750%, 1/15/2019	6,350,000	8,603,374
The Coca-Cola Co.:
3.625%, 3/15/2014	5,000,000	5,232,075
1.500%, 11/15/2015	6,000,000	6,188,520
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	11,032,567
Kraft Foods Group Inc. - 144A,
5.375%, 2/10/2020(2)	2,159,000	2,570,441
Kraft Foods Inc.:
4.125%, 2/9/2016	2,000,000	2,198,288
5.375%, 2/10/2020	1,966,000	2,375,852
PepsiCo Inc.:
3.750%, 3/1/2014	6,500,000	6,805,987
2.500%, 5/10/2016	15,000,000	15,847,755
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,201,093
		71,340,109

Healthcare		0.97%
DaVita Inc.,
6.625%, 11/1/2020	3,700,000	3,972,875
HCA Inc.,
7.875%, 2/15/2020	11,475,000	12,952,406
		16,925,281

Leisure		1.19%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	933,000	600,619
10.000%, 12/15/2018	2,846,000	1,878,360
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,545,000
Starwood Hotels & Resorts Worldwide Inc.,
6.750%, 5/15/2018	9,170,000	10,996,829
Vail Resorts Inc.,
6.500%, 5/1/2019	5,250,000	5,735,625
		20,756,433

Machinery		0.26%
Cummins Inc.,
7.125%, 3/1/2028	3,301,000	4,486,818

Metals & Mining		1.15%
BHP Billiton Finance USA Ltd. (Australia):
5.500%, 4/1/2014	5,075,000	5,445,917
6.500%, 4/1/2019	5,025,000	6,406,659
Sweetwater Investors LLC - 144A,
5.875%, 5/15/2014(2)	180,364	177,850
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	6,676,000	8,055,121
		20,085,547

Other Industrials		0.49%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	7,975,000	8,533,250

Packaging & Containers		1.32%
Ball Corp.,
5.750%, 5/15/2021	15,000,000	16,237,500
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	$6,000,000	$6,720,000
		22,957,500

Paper & Forestry		0.53%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(2)	8,825,000	9,222,125

Pharmaceuticals		0.74%
Eszopiclone Royalty SUB LLC - 144A,
Series IV, 12.000%, 3/15/2014(2)(3)	135,694	135,694
GlaxoSmithKline Capital Inc. (United Kingdom),
5.650%, 5/15/2018	10,350,000	12,760,670
		12,896,364

Retail		2.35%
Macy's Retail Holdings Inc.,
7.450%, 7/15/2017	11,050,000	13,679,922
Sally Holdings LLC / Sally Capital Inc.,
6.875%, 11/15/2019	7,690,000	8,593,575
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	18,676,806
		40,950,303

Technology		0.55%
International Business Machines Corp.,
2.000%, 1/5/2016	8,000,000	8,365,280
Science Applications International Corp.,
5.500%, 7/1/2033	1,225,000	1,265,989
		9,631,269

Telecomm & Related		2.14%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	8,185,337
AT&T Inc.,
5.625%, 6/15/2016	9,600,000	11,253,792
AT&T Mobility LLC,
7.125%, 12/15/2031	2,750,000	3,837,463
Frontier Communications Corp.,
8.500%, 4/15/2020	7,400,000	8,399,000
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(2)(3)	4,669,148	5,549,562
		37,225,154

Textiles, Apparel & Luxury Goods		0.34%
Hanesbrands Inc.,
6.375%, 12/15/2020	5,400,000	5,886,000

Transportation		1.23%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	7,175,000	8,768,374
4.575%, 1/15/2021(3)	981,807	1,072,821
Burlington Northern Santa Fe LLC,
6.150%, 5/1/2037	4,325,000	5,663,254
Canadian National Railway Co. (Canada),
6.800%, 7/15/2018	3,315,000	4,204,282
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,757,804
		21,466,535

Total Industrials
(Cost $447,054,099)		488,498,072

Utilities		5.37%
Utilities		5.37%
Calpine Corp. - 144A,
7.500%, 2/15/2021(2)	8,350,000	9,059,750
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,684,807

Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	$1,564,000	$1,968,521
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,612,896
3.900%, 6/15/2021	4,275,000	4,826,171
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	1,062,180
Indianapolis Power & Light Co. - 144A,
6.300%, 7/1/2013(2)	400,000	416,548
MidAmerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	200,000
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	10,748,802
Series R, 6.750%, 7/1/2037	2,850,000	4,026,614
NextEra Energy Capital Corp.:
2.600%, 9/1/2015	3,200,000	3,320,026
6.350%, 10/1/2066(1)	2,900,000	3,076,708
Northern Natural Gas Co. - 144A,
5.375%, 10/31/2012(2)	350,000	351,253
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,559,686
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,618,463
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,891,176
Tenaska Alabama II Partners LP - 144A,
6.125%, 3/30/2023(2)	218,672	239,281
Tenaska Virginia Partners LP - 144A,
6.119%, 3/30/2024(2)	195,037	208,553
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	13,557,810
WPD Holdings Inc - 144A (United Kingdom),
7.250%, 12/15/2017(2)	875,000	1,037,381
		93,466,626

Total Utilities
(Cost $81,214,046)		93,466,626

Total Corporate Bonds
(Cost $771,502,132)		836,244,525

MUNICIPAL BONDS		0.40%
Washington		0.40%
Washington State Build America Bonds,
5.090%, 8/1/2033	5,900,000	7,008,315

Total Municipal Bonds
(Cost $5,900,000)		7,008,315

ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE BACKED SECURITIES		35.90%
Asset-Backed Securities		5.43%
Aircraft Lease Securitisation Ltd. - 144A,
Series 2007-1A, Class G3, 0.504%, 5/10/2032(1)(2)	8,140,740	7,713,351
BMW Vehicle Owner Trust,
Series 2011-A, Class A3, 0.760%, 9/25/2014(5)	4,500,000	4,519,287

CarMax Auto Owner Trust:
Series 2009-2, Class A3, 1.740%, 4/15/2014	$337,809	$338,344
Series 2009-2, Class B, 4.650%, 8/17/2015	6,000,000	6,270,840
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	3,037,349	3,273,068
Honda Auto Receivables Owner Trust:
Series 2010-1, Class A4, 1.980%, 3/21/2013(5)	5,025,000	5,064,959
Series 2010-3, Class A4, 0.940%, 11/21/2013(5)	8,480,000	8,526,962
Series 2012-2, Class A4, 0.910%, 6/15/2015(5)	4,200,000	4,250,921
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	4,718,909	4,805,048
John Deere Owner Trust:
Series 2011-A, Class A3, 1.290%, 1/15/2016	3,325,000	3,348,052
Series 2011-A, Class A4, 1.960%, 4/16/2018	5,528,000	5,675,659
Marriott Vacation Club Owner Trust - 144A:
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(5)	101,703	102,310
Series 2010-1A, Class A, 3.540%, 12/20/2032(2)	5,398,178	5,576,615
Mercedes-Benz Auto Receivables Trust 2009-1,
Series 2009-1, Class A3, 1.670%, 1/15/2014	555,882	557,315
Toyota Auto Receivables 2012-A Owner Trust:
Series 2012-A, Class A3, 0.750%, 2/16/2016	10,000,000	10,053,560
Series 2012-A, Class A4, 0.990%, 8/15/2017	5,000,000	5,056,410
Chase Issuance Trust,
Series 2012-A3, Class A3, 0.790%, 6/15/2017	11,000,000	11,079,981
World Financial Network Credit Card Master Trust,
Series 2011-A, Class A, 1.680%, 8/15/2018	8,250,000	8,423,019
		94,635,701

Total Asset-Backed Securities
(Cost $93,129,884)		94,635,701

Commercial Mortgage-Backed Securities		3.14%
Adams Outdoor Advertising LP - 144A:
5.438%, 12/20/2017(2)(5)	7,884,532	8,804,207
10.756%, 12/20/2017(2)(5)	6,300,000	6,841,920
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)(5)	4,500,000	5,138,748
6.113%, 1/15/2020(2)(5)	8,975,000	10,827,619
4.883%, 8/15/2020(2)(5)	$5,900,000	$6,651,566

GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(2)(5)	15,000,000	15,751,650
SBA Tower Trust - 144A,
4.254%, 4/15/2015(2)(5)	550,000	580,636

Total Commercial Mortgage-Backed Securities
(Cost $49,109,532)		54,596,346

Residential Mortgage-Backed Securities		0.91%
Banc of America Funding Corp.:
Class 2A4, 5.500%, 8/1/2035	818,927	731,404
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	406,382	338,940
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 3.109%, 8/25/2033(1)	6,145,140	6,199,481
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	285,608	278,103
Series 2005-8, Class A14, 5.500%, 9/25/2035	831,091	628,929
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	793,616	137,178
Bear Stearns Co.:
Series 2003-AC4, Class A, 5.500%, 9/25/2033	7,194,446	7,396,336
Series 2003-7, Class 4A, 4.867%, 10/25/2033(1)	44,086	45,980
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 2.369%, 4/25/2033(1)	41,001	29,011
Total Residential Mortgage-Backed Securities
(Cost $16,379,546)		15,785,362

Agency Mortgage-Backed Securities		26.42%
FHLMC:
Pool #781958, 5.132%, 9/1/2034(1)	605,086	654,738
Gold Pool #G08061, 5.500%, 6/1/2035	487,834	534,756
Gold Pool #G08079, 5.000%, 9/1/2035	7,716,276	8,398,858
Gold Pool #G01960, 5.000%, 12/1/2035	2,325,099	2,530,778
Gold Pool #A41748, 5.000%, 1/1/2036	3,314,007	3,607,164
Gold Pool #A42128, 5.500%, 1/1/2036	2,516,518	2,758,564
Gold Pool #G02064, 5.000%, 2/1/2036	3,516,429	3,827,492
Gold Pool #G05200, 5.000%, 5/1/2036	10,408,431	11,329,161
Gold Pool #G02252, 5.500%, 7/1/2036	8,189,059	8,948,553
Gold Pool #G02386, 6.000%, 11/1/2036	5,763,317	6,348,265
Pool #1G1317, 5.959%, 11/1/2036(1)	2,791,506	2,985,421
Gold Pool #G03189, 6.500%, 9/1/2037	10,713,911	12,217,490

Pool #A86876, 5.000%, 6/1/2039	$8,752,110	$9,488,032
Gold Pool #A91161, 4.500%, 2/1/2040	10,009,334	10,796,898
Pool #A92533, 4.500%, 6/1/2040	11,227,409	12,110,815
Pool #A93505, 4.500%, 8/1/2040	15,260,862	16,461,632
Pool #A97047, 4.500%, 2/1/2041	10,853,792	11,745,116
Pool #A97620, 4.500%, 3/1/2041	20,775,671	22,481,790
Gold Pool #Q05168, 4.000%, 12/1/2041	27,994,493	30,150,629
Gold Pool #Q05601, 4.000%, 1/10/2042	16,973,019	18,280,281
Gold Pool #C03789, 4.000%, 3/1/2042	16,626,048	17,906,586
FNMA:
Pool #995749, 4.000%, 5/25/2024	11,866,697	12,705,578
Pool #932361, 4.000%, 1/1/2025	12,828,117	13,734,962
Pool #AC8938, 4.500%, 1/1/2025	15,314,448	16,535,852
Pool #AD4268, 4.500%, 3/1/2025	9,465,767	10,244,374
Pool #725705, 5.000%, 8/1/2034	1,026,680	1,123,093
Pool #735288, 5.000%, 3/1/2035	5,670,576	6,224,620
Pool #255706, 5.500%, 5/1/2035	5,586,542	6,162,095
Pool #735897, 5.500%, 10/1/2035	3,814,486	4,207,473
Pool #836496, 5.000%, 10/1/2035	5,165,847	5,653,833
Pool #850582, 5.500%, 1/1/2036	1,756,358	1,937,307
Pool #745275, 5.000%, 2/1/2036	6,486,953	7,101,572
Pool #845471, 5.000%, 5/1/2036	854,991	922,799
Pool #888016, 5.500%, 5/1/2036	6,919,369	7,632,237
Pool #190377, 5.000%, 11/1/2036	5,798,771	6,346,546
Pool #256526, 6.000%, 12/1/2036	8,092,127	8,861,599
Pool #888405, 5.000%, 12/1/2036	1,337,109	1,463,417
Pool #907772, 6.000%, 12/1/2036	3,086,014	3,379,460
Pool #910881, 5.000%, 2/1/2037	5,426,443	5,856,803
Pool #889108, 6.000%, 2/1/2038	5,802,220	6,425,570
Pool #257161, 5.500%, 4/1/2038	10,154,532	11,137,237
Pool #889579, 6.000%, 5/1/2038	10,552,560	11,691,372
Pool #995838, 5.500%, 5/1/2039	8,425,772	9,241,176
Pool #AE0395, 4.500%, 10/1/2040	21,716,984	23,500,447
Pool #AE0949, 4.000%, 2/1/2041	36,564,488	39,456,191
Pool #AJ1407, 4.000%, 9/1/2041	17,044,421	18,397,697
Pool #AJ4245, 4.000%, 11/1/2041	5,107,049	5,512,533

GNMA:
Pool #550656, 5.000%, 9/15/2035	$850,527	$942,030
Total Agency Mortgage-Backed Securities
(Cost $439,537,535)		459,960,892

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage Backed Securities
(Cost $598,156,497)		624,978,301

U.S. GOVERNMENT & AGENCY OBLIGATIONS		0.01%
FNMA:
8.200%, 3/10/2016	55,000	69,337

Total U.S. Government & Agency Obligations
(Cost $53,101)		69,337

U.S. TREASURY BONDS & NOTES		12.90%
4.000%, 2/15/2014	31,500,000	33,138,976
4.250%, 11/15/2014	4,900,000	5,313,820
1.750%, 10/31/2018	37,925,000	39,981,256
3.625%, 2/15/2020	10,000,000	11,791,410
5.375%, 2/15/2031	15,750,000	22,800,582
4.500%, 2/15/2036	16,750,000	22,379,574
4.375%, 2/15/2038	4,500,000	5,933,673
4.375%, 11/15/2039	15,000,000	19,851,570
4.750%, 2/15/2041	36,700,000	51,506,175
3.750%, 8/15/2041	10,000,000	11,973,440
		224,670,476
Total U.S. Treasury Bonds & Notes
(Cost $200,642,690)		224,670,476

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.56%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	27,178,927	27,178,927

Total Money Market Mutual Funds
(Cost $27,178,927)		27,178,927

Total Investments
(Cost $1,609,788,724)	99.04%	1,724,440,686

Other Assets in Excess of Liabilities	0.96%	16,662,508

Net Assets	100.00%	$1,741,103,194

**	Non-income producing security.

See Notes to Quarterly Statement of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
Adams Outdoor Advertising LP	5.438%	12/20/2017	12/3/2010	$7,884,532	$8,804,207	0.51%
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	6,300,000	6,841,920	0.39%
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3	0.488%	5/10/2032	4/26/2012	7,682,711	7,713,351	0.44%
Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	5,457,273	5,845,449	0.34%	^
BMW US Capital Inc.	5.730%	11/1/2015	10/16/2007	12,000,000	13,202,280	0.76%
Calpine Corp.	7.500%	2/15/2021	10/18/2010-10/19/2010	8,362,633	9,059,750	0.52%	^
Crown Castle Towers LLC	5.495%	1/15/2017	1/8/2010	4,500,000	5,138,748	0.30%	^
Crown Castle Towers LLC	6.113%	1/15/2020	1/8/2010	8,975,000	10,827,619	0.62%	^
Crown Castle Towers LLC	4.883%	8/15/2020	7/29/2010	5,900,000	6,651,566	0.38%	^
Emigrant Capital Trust II	3.069%	4/14/2034	8/11/2004	846,572	403,979	0.02%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/2014	7/29/2005	135,694	135,694	0.01%
First Tennessee Bank	3.750%	N/A	3/16/2005	1,500,000	1,074,375	0.06%
FMR Corp.	7.490%	6/15/2019	3/6/2007	5,572,363	6,098,780	0.35%	^
GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	15,000,000	15,751,650	0.90%
Indianapolis Power & Light Co.	6.300%	7/1/2013	7/30/2003 - 2/6/2006	400,332	416,548	0.02%	^
Kraft Foods Group Inc.	5.375%	2/10/2020	2/4/2010	2,145,025	2,570,441	0.15%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/2014	10/31/2006	101,701	102,310	0.01%	^
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A	3.540%	12/20/2032	11/5/2010	5,397,608	5,576,615	0.32%	^
Northern Natural Gas Co.	5.375%	10/31/2012	10/9/2002	349,949	351,253	0.02%	^
SBA Tower Trust	4.254%	4/15/2015	4/8/2010	550,000	580,636	0.03%	^
Sinclair Television Group Inc.	9.250%	11/1/2017	11/17/2011	644,906	667,500	0.04%	^
Sweetwater Investors LLC	5.875%	5/15/2014	5/31/2005 - 12/15/2005	180,789	177,850	0.01%
Tenaska Alabama II Partners LP	6.125%	3/30/2023	10/9/2003 - 1/19/2005	220,516	239,281	0.01%	^
Tenaska Virginia Partners LP	6.119%	3/30/2024	4/29/2004 - 1/19/2005	194,959	208,553	0.01%	^
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	4,150,672	5,549,562	0.32%
USG Corp.	8.375%	10/15/2018	11/8/2010-11/9/2010	8,487,606	9,156,000	0.53%	^
West Fraser Timber Co. Ltd.	5.200%	10/15/2014	6/12/2006 - 8/3/2009	8,332,023	9,222,125	0.53%	^
WPD Holdings Inc.	7.250%	12/15/2017	10/15/2003 - 6/30/2006	862,026	1,037,381	0.06%	^
				$122,134,890	$133,405,423	7.66%

^

144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees.  Such securities represent 4.09% of the Fund's net assets as of September 30, 2012.

(3)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of September 30, 2012 these securities represented 1.27% of the Fund's net assets.
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2012 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		12.90%
Auraria Higher Education Center,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	$499,000	$574,569
City of Aurora:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,141,820
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	675,000	761,852
Colorado State Higher Education Capital Construction Lease Purchase Program:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,158,430
5.000%, 11/1/2025	1,000,000	1,205,370
Colorado State, University of Colorado at Denver Health Sciences Center Fitzsimons Academic:
5.000%, 11/1/2018, Prerefunded 11/1/2015 @ 100.00, NATL-RE	700,000	797,237
Series A, 4.500%, 11/1/2022, Prerefunded 11/1/2015 @ 100.00,	500,000	583,255
Denver City & County, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	718,325
Douglas & Elbert Counties School District Re-1:
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,130,210
5.000%, 1/15/2029, Optional 1/15/2023 @ 100.00	705,000	833,733
Eagle County, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	577,120
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, Optional 12/15/17 @ 100.00	800,000	894,032
Fort Collins Co.,
5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,066,220
Garfield County Public Library District,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	740,407
Northern Colorado Water Conservancy District,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, NATL-RE	510,000	511,612
Pueblo Co., Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	603,790
Regional Transportation District:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	662,123
5.000%, 6/1/2020	1,200,000	1,422,648
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	$1,000,000	$1,122,370

State of Colorado, Building Excellent Schools Today,
5.000%, 3/15/2024, Optional 3/15/2021 @ 100.00	1,000,000	1,180,170
University of Colorado,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	154,672

Total Certificates of Participation
(Cost $16,712,233)		$17,839,965

GENERAL OBLIGATION BONDS		40.22%
County-City-Special District-School District		40.22%
Adams & Arapahoe Counties Joint School District No. 28J:
5.000%, 12/1/2026, Optional 12/1/2022 @ 100.00	1,500,000	1,849,770
6.250%, 12/1/2026, Prerefunded 12/1/2018 @ 100.00	1,250,000	1,655,200
5.000%, 12/1/2028, Optional 12/1/2022 @ 100.00	500,000	610,530
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,479,606
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	975,000	1,185,015
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	2,440,000	2,952,180
Arapahoe County School District No. 5 Cherry Creek,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,203,170
Boulder Larimer & Weld Counties St. Vrain Valley School District Re-1J,
5.000%, 12/15/2026, Optional 12/15/2016 @ 100.00	1,000,000	1,152,950
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	867,360
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Prerefunded 12/1/2012 @ 100.00, AGM	125,000	125,831
Denver City & County School District No. 1:
5.000%, 12/1/2018	1,000,000	1,224,350
5.500%, 12/1/2022, FGIC	500,000	656,950
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	2,500,000	3,083,225
4.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	650,000	719,823
Douglas & Elbert Counties School District Re-1:
5.000%, 12/15/2017, Optional 12/15/2014 @ 100.00, AGM	1,325,000	1,452,823
zero coupon, 12/15/2022	$1,660,000	$1,285,803
5.000%, 12/15/2023, Prerefunded 12/15/2017 @ 100.00	1,250,000	1,524,700

Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, AGM	2,500,000	2,851,650
El Paso County School District No. 2,
5.000%, 12/1/2023, Prerefunded 12/1/2012 @ 100.00, NATL-RE	250,000	251,942
El Paso County School District No. 20:
zero coupon, 12/15/2013, AGM	500,000	493,050
4.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	500,000	573,230
Garfield County, Garfield School District Re-2:
4.000%, 12/1/2024, Optional 12/15/2022 @ 100.00	1,000,000	1,147,370
5.000%, 12/1/2024, Prerefunded 12/1/2016 @ 100.00, AGM	800,000	945,888
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,095,410
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, AGM	250,000	280,115
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1:
5.000%, 12/15/2020, Prerefunded 12/15/2014 @ 100.00, AGM	500,000	550,555
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,834,050
5.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	1,500,000	1,839,630
Grand County School District No. 2 East Grand,
4.000%, 12/1/2023, Optional 12/15/2021 @ 100.00	585,000	680,887
Gunnison Watershed School District Re-1J:
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,209,400
5.000%, 12/1/2028, Optional 12/1/2018 @ 100.00, AGM	1,200,000	1,379,892
Ignacio School District No. 11JT:
5.250%, 12/1/2024, Optional 12/15/2021 @ 100.00	500,000	625,420
5.000%, 12/1/2029, Optional 12/15/2021 @ 100.00	1,000,000	1,196,290
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,966,470
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, AGM	500,000	597,200
La Plata County School District No. 9-R Durango:
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, NATL-RE	125,000	125,489
5.000%, 11/1/2022, Optional 11/1/2021 @ 100.00	1,500,000	1,863,405
4.500%, 11/1/2023, Optional 11/1/2021 @ 100.00	$1,000,000	$1,185,600
5.000%, 11/1/2024, Optional 11/1/2021 @ 100.00	1,000,000	1,223,720

Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	263,750
Logan County School District Re-1 Valley-Sterling:
4.000%, 12/15/2022, Optional 12/15/2021 @ 100.00	320,000	374,701
4.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	440,000	510,396
4.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	175,000	201,731
Mesa County Valley School District No. 51 Grand Junction,
5.000%, 12/1/2024, Prerefunded 12/1/2014 @ 100.00, NATL-RE	1,000,000	1,099,340
Moffat County School District Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,182,450
Pitkin County School District No. 001, Aspen,
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	274,585
Pueblo County School District No. 60:
5.000%, 12/15/2021	750,000	941,063
5.000%, 12/15/2022	500,000	631,970
Rio Blanco County School District Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	680,242
Summit County, Summit County School District Re-1:
5.000%, 12/1/2023, Prerefunded 12/1/2014 @ 100.00, NATL-RE-FGIC	200,000	219,868
4.000%, 12/1/2024, Optional 12/1/2021 @ 100.00	1,020,000	1,157,068
West Metro Fire Protection District,
5.250%, 12/1/2026, Optional 12/1/2016 @ 100.00	1,015,000	1,167,961

Total General Obligation Bonds
(Cost $51,897,676)		$55,651,074

REVENUE BONDS		44.83%
Airports		1.64%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,118,830
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,153,570
		2,272,400

General		4.34%
Boulder County Open Space Capital Improvement Trust Fund:
5.000%, 1/1/2024, Prerefunded 1/1/2015 @ 100.00, AGM	$1,645,000	$1,814,682
Series B, 5.250%, 7/15/2024, Optional 7/15/2021 @ 100.00,	1,000,000	1,236,950
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,159,540
Grand Junction,
5.000%, 3/1/2022, Optional 9/1/2021 @ 100.00	500,000	616,815
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Optional 11/1/2016 @ 100.00, AMBAC	500,000	572,810
Town of Castle Rock Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	608,620
		6,009,417

Higher Education		7.64%
Colorado Educational & Cultural Facilities Authority:
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	546,515
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	323,907
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	423,436
5.250%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	85,000	85,377
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	570,475
5.250%, 3/1/2024, Optional 3/1/2017 @ 100.00	75,000	84,869
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	425,000	511,517
5.000%, 3/1/2026, Optional 3/1/2022 @ 100.00	1,000,000	1,213,150
5.000%, 3/1/2029, Optional 3/1/2022 @ 100.00	1,500,000	1,801,560
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Prerefunded 5/15/2013 @ 100.00, NATL-RE	660,000	673,213
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Prerefunded 11/15/2017 @ 100.00	250,000	313,862

University of Colorado Enterprise Systems Revenue:
5.000%, 6/1/2024, Prerefunded 6/1/2013 @ 100.00, FGK	$150,000	$154,724
5.000%, 6/1/2026, Prerefunded 6/1/2015 @ 100.00	750,000	841,230
Series A-1, 5.000%, 6/1/2028, Optional 6/1/2022 @ 100.00,	1,500,000	1,817,175
Series A-1, 5.000%, 6/1/2029, Optional 6/1/2022 @ 100.00,	1,000,000	1,205,740
		10,566,750

Medical		11.52%
Aspen Valley Hospital District:
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	636,120
5.000%, 10/15/2030, Optional 10/15/2022 @ 100.00	1,000,000	1,081,960
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, AGM	1,000,000	1,105,020
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00(1)	345,000	409,156
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,107,330
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.000%, 2/1/2023, Optional 2/1/2021 @ 100.00	500,000	593,845
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,177,130
4.750%, 9/1/2025, Optional 5/1/2018 @ 100.00	660,000	732,501
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	518,510
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018, Optional 6/1/2016 @ 100.00	750,000	840,697
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	556,890
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	435,460
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	483,619
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	479,993
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,163,240

Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2020, Prerefunded 1/15/2015 @ 100.00	$700,000	$772,604
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	240,000	253,721
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	262,260
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	899,547
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	700,000	741,195
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016 @ 100.00	550,000	614,152
5.000%, 12/1/2020, Optional 12/1/2016 @ 100.00	500,000	545,990
University of Colorado Hospital Authority,
5.000%, 11/15/2023, Optional 11/15/2022 @ 100.00	450,000	530,600
		15,941,540

Multi-Family Housing		0.25%
Colorado Housing & Finance Authority,
3.900%, 10/1/2032, Mandatory Sinking Fund, 2023 - 2032 @ 100.00, Optional 10/1/2022 @ 100.00	335,000	340,554

Special Tax		5.29%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	111,562
4.250%, 12/1/2014	125,000	127,505
4.375%, 12/1/2015	125,000	127,229
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	503,505
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	426,083
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	187,101
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	257,600
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	519,730
Cherry Creek Academy,
4.000%, 4/1/2022, Mandatory Sinking Fund 4/1/2016 @ 100.00	250,000	258,387
Kent Denver School,
5.000%, 10/1/2019	$115,000	$132,786

Denver City & County Golf Enterprise:
4.600%, 9/1/2015	185,000	190,787
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	363,058
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	516,455
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	431,664
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	429,464
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,142,390
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	105,779
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	348,888
5.000%, 6/1/2026, Optional 6/1/2016 @ 100.00	1,085,000	1,138,512
		7,318,485

Transportation		0.94%
Colorado Department of Transportation:
5.000%, 12/15/2016, Prerefunded 12/15/2014 @100.00, NATL-RE FGIC	975,000	1,073,582
5.000%, 12/15/2016, NATL-RE FGIC	205,000	225,396
		1,298,978

Utilities		13.21%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,758,642
City of Colorado Springs Co. Utilities System Revenue,
4.000%, 11/15/2030, Optional 11/15/2022 @ 100.00	1,500,000	1,652,025
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2021 @ 100.00	1,000,000	1,209,910
Colorado Water Resources & Power Development Authority,
5.000%, 9/1/2022, Optional 9/1/2014 @ 100.00	650,000	698,958
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	501,610
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,477,553

Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, NATL-RE	$500,000	$514,665
Colorado Water Resources & Power Development Authority, Steamboat Springs Utility Enterprise Project,
5.000%, 8/1/2031, Optional 8/1/2021 @ 100.00	625,000	723,387
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	639,510
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,800,508
Fort Collins Colorado Waste Water Utility Enterprise:
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,141,900
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	530,412
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	250,000	251,892
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	154,995
Parker Co., Water & Sanitation District Enterprise Revenue,
5.000%, 11/1/2026, Optional AGM 5/1/2022 @ 100.00	400,000	482,052
Platte River Power Authority, Series HH:
5.000%, 6/1/2022, Optional 6/1/2019 @ 100.00	485,000	576,636
5.000%, 6/1/2027, Optional 6/1/2019 @ 100.00	2,000,000	2,322,300
5.000%, 6/1/2028, Optional 6/1/2019 @ 100.00	1,000,000	1,157,810
Pueblo County Pollution Control Public Service of Colorado Project,
5.100%, 1/1/2019, Optional anytime upon 30 days notice @ 100.00, AMBAC	150,000	150,203
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	500,000	536,955
		18,281,923

Total Revenue Bonds
(Cost $58,248,822)		$62,030,047

MONEY MARKET MUTUAL FUNDS		1.22%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	524,628	524,628
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	1,161,341	1,161,341

Total Money Market Mutual Funds
(Cost $1,685,969)		$1,685,969

Total Investments
(Cost $128,544,700)	99.17%	137,207,055

Other Assets in Excess of Liabilities	0.83%	1,153,535

Net Assets	100.00%	$138,360,590

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
BV	Besloten Vennootschap is a Dutch private limited liability company.
ETF	Exchange Traded Fund.
FGIC	Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MBIA

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MTNB	Medium Term Notes Bond.
MTNC	Medium Term Notes Class C.
MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NA	National Association.
NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2012 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Small-Cap, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2012, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Small-Cap Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of September 30, 2012, the Westcore International Small-Cap Fund invested a significant percentage of its assets in the United Kingdom, Japan, Australia and Hong Kong.  Therefore, it may be more affected by the market risk in these countries.

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a “when issued” or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.  Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms to debt instruments.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund

As of September 30, 2012
Gross appreciation (excess of value over tax cost)	$17,112,731	$16,073,620	$16,988,185
Gross depreciation (excess of tax cost over value)	(439,530)	(3,690,845)	(9,858,824)
Net unrealized appreciation/(depreciation)	$16,673,201	$12,382,775	$7,129,361
Cost of investment for income tax purposes	$55,778,940	$107,110,091	$288,437,781

	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund

As of September 30, 2012
Gross appreciation (excess of value over tax cost)	$15,019,343	$7,316,554	$9,256,832
Gross depreciation (excess of tax cost over value)	(674,728)	(1,161,996)	(2,347,675)
Net unrealized appreciation/(depreciation)	$14,344,615	$6,154,558	$6,909,157
Cost of investment for income tax purposes	$52,965,675	$33,953,390	$43,113,227

	Westcore Small-Cap Value Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund

As of September 30, 2012
Gross appreciation (excess of value over tax cost)	$50,697,483	$435,791	$42,370,928
Gross depreciation (excess of tax cost over value)	(5,758,779)	(33,884)	(16,421,345)
Net unrealized appreciation/(depreciation)	$44,938,704	$401,907	$25,949,583
Cost of investment for income tax purposes	$276,010,890	$2,128,323	$225,497,931

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of September 30, 2012
Gross appreciation (excess of value over tax cost)	$6,776,193	$129,967,935	$8,778,716
Gross depreciation (excess of tax cost over value)	(4,699,206)	(14,138,786)	(114,426)
Net unrealized appreciation/(depreciation)	$2,076,987	$115,829,149	$8,664,290
Cost of investment for income tax purposes	$96,381,859	$1,608,611,537	$128,542,765

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2012 in valuing the Funds’ assets:

Westcore Growth Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$71,234,861	$-	$-	$71,234,861
Money Market Mutual Funds	1,217,280	-	-	1,217,280
Total	$72,452,141	$-	$-	$72,452,141

Westcore MIDCO Growth Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$114,455,669	$-	$-	$114,455,669
Money Market Mutual Funds	5,037,197	-	-	5,037,197
Total	$119,492,866	$-	$-	$119,492,866

Westcore Select Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$288,590,306	$-	$-	$288,590,306
Money Market Mutual Funds	6,976,836	-	-	6,976,836
Total	$295,567,142	$-	$-	$295,567,142

Westcore Blue Chip Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$65,491,352	$-	$-	$65,491,352
Money Market Mutual Funds	1,818,938	-	-	1,818,938
Total	$67,310,290	$-	$-	$67,310,290

Westcore Mid-Cap Value Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,279,631	$-	$-	$39,279,631
Money Market Mutual Funds	828,317	-	-	828,317
Total	$40,107,948	$-	$-	$40,107,948

Westcore Small-Cap Opportunity Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,624,356	$-	$-	$45,624,356
Money Market Mutual Funds	4,398,028	-	-	4,398,028
Total	$50,022,384	$-	$-	$50,022,384

Westcore Small-Cap Value Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$313,501,351	$-	$-	$313,501,351
Money Market Mutual Funds	7,448,243	-	-	7,448,243
Total	$320,949,594	$-	$-	$320,949,594

Westcore Micro-Cap Opportunity Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,462,835	$-	$-	$2,462,835
Money Market Mutual Funds	67,395	-	-	67,395
Total	$2,530,230	$-	$-	$2,530,230

Westcore International Small-Cap Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$240,019,335	$-	$-	$240,019,335
Money Market Mutual Funds	11,428,179	-	-	11,428,179
Total	$251,447,514	$-	$-	$251,447,514

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$-	$374,179	$-	$374,179
Liabilities
Forward Foreign Currency Contracts	$-	$(682,701)	$-	$(682,701)
Total	$-	$(308,522)	$-	$(308,522)

Westcore Flexible Income Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$1,014,549	$-	$-	$1,014,549
Convertible Preferred Stocks	1,300,824	-	-	1,300,824
Nonconvertible Preferred Stocks	3,549,711	-	1,688,400	5,238,111
Corporate Bonds	-	81,804,048	2,319,293	84,123,341
Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities	-	2,150,605	-	2,150,605
Money Market Mutual Funds	4,631,416		-	4,631,416
Total	$10,496,500	$83,954,653	$4,007,693	$98,458,846

Westcore Plus Bond Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$2,106,805	$-	$2,184,000	$4,290,805
Corporate Bonds	-	816,275,418	19,969,107	836,244,525
Municipal Bonds	-	7,008,315	-	7,008,315
Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities	-	624,978,301	-	624,978,301
U.S. Government & Agency Obligations	-	69,337	-	69,337
U.S. Treasury Bonds & Notes	224,670,476	-	-	224,670,476
Money Market Mutual Funds	27,178,927	-	-	27,178,927
Total	$253,956,208	$1,448,331,371	$22,153,107	$1,724,440,686

Westcore Colorado Tax-Exempt Fund

Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$-	$135,521,086	$-	$135,521,086
Money Market Mutual Funds	1,685,969	-	-	1,685,969
Total	$1,685,969	$135,521,086	$-	$137,207,055

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2012. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is provided only for the Westcore Flexible Income and Westcore Plus Bond Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for those Funds:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2011	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2012	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2012
Nonconvertible Preferred Stocks	$883,125	$-	$-	$17,475	$787,800	$-	$1,688,400	$17,475
Corporate Bonds	2,236,817	11,515	5,710	298,245	(232,994)	-	2,319,293	298,245
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	126,077	7,035	(3,592,370)	3,700,199	(240,941)	-	-	-
Total	$3,246,019	$18,550	$(3,586,660)	$4,015,919	$313,865	$-	$4,007,693	$315,720

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2011	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2012	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2012
Nonconvertible Preferred Stocks	$2,296,125	$-	$-	$(112,125)	$-	$-	$2,184,000	$(112,125)
Corporate Bonds	18,332,924	12,713	14,592	848,113	(312,056)	1,072,821	19,969,107	852,157
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities	264,111	11,229	(5,102,868)	5,214,783	-	-	-	-
Total	$20,893,160	$23,942	$(5,088,276)	$5,950,771	$(312,056)	$1,072,821	$22,153,107	$740,032

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, at least one member of Denver Investments’ Management Committee and compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at 09/30/2012	Valuation Technique	Unobservable Input	Level/Range
FLEXIBLE INCOME FUND
Nonconvertible Preferred Stocks	$1,688,400	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	$2,171,568	Adjusted Spread Pricing**	Comparability Adjustment	2.00%
			Liquidity Adjustment	1.50%
	$147,725	Consensus Pricing*	Broker Quotes	N/A

Total	$4,007,693
PLUS BOND FUND
Nonconvertible Preferred Stocks	$2,184,000	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	$5,549,562	Adjusted Spread Pricing**	Comparability Adjustment	2.00%
			Liquidity Adjustment	1.50%
	$14,419,545	Consensus Pricing*	Broker Quotes	N/A

Total	$17,785,107

*Denver Investments seeks up to 3 independent price quotes, but in certain cases only one may be available. We evaluate whether the source of the pricing was using valuation techniques in accordance with ASC 820 by developing an internal reasonableness check. For those quotes that are considered reasonable, quantitative unobservable inputs are not developed by Denver Investments.

**We identify comparable security(ies) and obtain market observable spreads to Treasuries, and then adjust for appropriate comparability or liquidity adjustments.

Item 2 – Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date:	November 29, 2012

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date:	November 29, 2012